VOYAGEUR

                     YOUR TAX SENSITIVE INVESTMENT MANAGER





                    MINNESOTA HIGH YIELD MUNICIPAL BOND FUND

                             MINNESOTA TAX FREE FUND

                             MINNESOTA INSURED FUND

                      MINNESOTA LIMITED TERM TAX FREE FUND



                                  ANNUAL REPORT



                            DATED DECEMBER 31, 1996



Voyageur offers a family of mutual funds, each with an individual objective stated in its prospectus. Investment objectives of the funds range from high current income to long-term capital appreciation. Exchange privileges allow you to change your investment between Voyageur Funds as your objectives or market conditions change.

VOYAGEUR HIGH YIELD FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in medium and lower grade municipal bonds.

        Voyageur MINNESOTA High Yield Municipal Bond Fund
        Voyageur NATIONAL High Yield Municipal Bond Fund

VOYAGEUR TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in investment grade municipal bonds.


        Voyageur ARIZONA Tax Free Fund                       Voyageur MINNESOTA Tax Free Fund
        Voyageur CALIFORNIA Tax Free Fund                    Voyageur NATIONAL Tax Free Fund
        Voyageur COLORADO Tax Free Fund                      Voyageur NEW MEXICO Tax Free Fund
        Voyageur FLORIDA Tax Free Fund                       Voyageur NEW YORK Tax Free Fund
        Voyageur IDAHO Tax Free Fund                         Voyageur NORTH DAKOTA Tax Free Fund
        Voyageur IOWA Tax Free Fund                          Voyageur UTAH Tax Free Fund
        Voyageur KANSAS Tax Free Fund                        Voyageur WISCONSIN Tax Free Fund

VOYAGEUR INSURED TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable) with the added safety of an insured portfolio. The Funds invest in insured municipal bonds.

        Voyageur ARIZONA Insured Tax Free Fund               Voyageur MISSOURI Insured Tax Free Fund
        Voyageur CALIFORNIA Insured Tax Free Fund            Voyageur NATIONAL Insured Tax Free Fund
        Voyageur FLORIDA Insured Tax Free Fund               Voyageur OREGON Insured Tax Free Fund
        Voyageur MINNESOTA Insured Fund                      Voyageur WASHINGTON Insured Tax Free Fund

VOYAGEUR LIMITED TERM FUNDS seek to preserve original investment principal while providing income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in intermediate term investment grade municipal bonds.

        Voyageur FLORIDA Limited Term Tax Free Fund          Voyageur NATIONAL Limited Term Tax Free Fund
        Voyageur MINNESOTA Limited Term Tax Free Fund

VOYAGEUR EQUITY FUNDS seek long term capital appreciation by investing in common stocks.

        Voyageur AGGRESSIVE GROWTH Fund                      Voyageur GROWTH Stock Fund
        Voyageur GROWTH AND INCOME Fund                      Voyageur INTERNATIONAL Equity Fund

VOYAGEUR INCOME FUNDS seek high current income from investments issued, guaranteed or otherwise backed by the full faith and credit of the U.S. Government.

        Voyageur U.S. GOVERNMENT SECURITIES Fund

VOYAGEUR CASH TRUST SERIES MONEY MARKET FUNDS seek high current income, principal protection and liquidity by investing in money market instruments.

        Voyageur CALIFORNIA MUNICIPAL CASH Series            Voyageur MUNICIPAL CASH Series
        Voyageur FLORIDA MUNICIPAL CASH Series               Voyageur OHIO MUNICIPAL CASH Series
        Voyageur GOVERNMENT CASH Series                      Voyageur PRIME CASH Series
        Voyageur MINNESOTA MUNICIPAL CASH Series             Voyageur TREASURY CASH Series

For more complete information regarding the investment objectives, fees and expenses of the Funds, please obtain a prospectus from your Investment Representative or from Voyageur, 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402-4115; (612) 376-7044 (local); 800-525-6584 (MKTG).



LETTER FROM THE PRESIDENT

[PHOTO]
JOHN G. TAFT
PRESIDENT

Dear Shareholder:

The year 1996 was marked with mixed economic events. During the first half of the year, interest rates rose steadily, propelled by market fears that faster Gross Domestic Product (GDP) growth would ignite inflation. Once these fears abated in June, interest rates began a descent that lasted throughout most of the remainder of the year.

In comparison to their peer group of funds, the overall performance of the Voyageur Tax Free Funds was excellent in 1996. The main reason for this strong performance was Voyageur portfolio managers' subtle shift toward adding income to the portfolios. This additional income allowed us to better position the Funds during the first half of the year when interest rates were rising and municipal bond prices were falling. Within all of our Tax Free Funds, we continued to extend call protection, where possible, in order to better provide for income for longer periods of time.

In January 1997, Lincoln National Corporation (NYSE: LNC) announced that it planned to acquire the parent company of Voyageur Fund Managers, Inc. -- the investment adviser for the Voyageur Tax Free Funds. LNC, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Management Company, Inc. (DMC), an indirect wholly owned subsidiary of LNC, and its affiliate, Delaware International Advisers Ltd., serve as the investment advisers to the investment companies in the Delaware Group of Funds (the Delaware Group), which currently includes 16 open-end funds and two closed-end funds (comprising 48 separate investment portfolios). DMC through its Delaware Investment Advisers division, Delaware International Advisers Ltd. and certain other subsidiaries of Delaware Management Holdings, Inc. (DMH) also provides investment advice with respect to separately managed accounts of institutional and other clients. DMH, through its subsidiaries, is responsible for the management of approximately $32 billion. Voyageur Fund shareholders should benefit from this acquisition by being able to select from a wider variety of mutual funds in the expanded Delaware-Voyageur fund family.

Delaware Management, like Voyageur, has a conservative, long-term investment philosophy. The continuity in the Voyageur Tax Free Funds' management styles should also be further maintained since Andrew M. McCullagh and Elizabeth Howell, two of the senior municipal bond portfolio managers for the Voyageur Tax Free Funds, will continue to play a key role in the management of the Voyageur Tax Free Funds after the transition.

We appreciate your patronage and confidence in Voyageur Fund Managers. If at any time you have questions about your Voyageur fund investment, I urge you to contact your personal financial adviser or Voyageur Client Service representatives are available from 7 a.m. to 6 p.m. (Central Standard Time) to answer any questions you may have concerning this transaction or your Voyageur fund investment.

Sincerely,


/s/ John G. Taft
John G. Taft
President
Voyageur Minnesota High Yield Municipal Bond Fund
Voyageur Minnesota Tax Free Fund
Voyageur Minnesota Insured Fund
Voyageur Minnesota Limited Term Tax Free Fund


VOYAGEUR MINNESOTA HIGH YIELD MUNICIPAL BOND FUND

[PHOTO]
ELIZABETH H. HOWELL IS THE
SENIOR MUNICIPAL BOND MANAGER
FOR THE VOYAGEUR MINNESOTA HIGH
YIELD MUNICIPAL BOND FUND. MS.
HOWELL HAS MORE THAN 10 YEARS OF
INVESTMENT INDUSTRY EXPERIENCE.

In the first half of the year, bond prices fell as yields rose. Economic data during this period showed surprising strength in the domestic economy and raised the specter of inflation. During the summer, bond yields stabilized as investors became increasingly confident that Federal Reserve Chairman Alan Greenspan would monitor and tweak short-term interest rates in order to achieve a moderate economic growth and low inflation. The flat tax debate which stimulated a great deal of discussion and speculation in political and economic circles in 1995 and early 1996, lost momentum and largely faded away after the election. The tax-exempt bond market finished the year with modest, positive total returns.

Municipal securities outperformed taxable bonds throughout 1996. The high yield sector and short duration funds produced the best performance within the fixed income markets.

For the period ended December 31, 1996, the total return at net asset value
(NAV) for the class A shares of the Voyageur Minnesota High Yield Municipal Bond Fund was 5.40%* (inception June 4, 1996 through December 31, 1996).

Since inception in June 1996, this Fund has produced competitive total returns. In a year when the general level of interest rates fluctuated up and down, this Fund was able to produce an above market rate of income and thereby post better-than-average total returns. In the time since its inception, we have been able to identify and purchase several high-yield issues in the Minnesota marketplace. We have chosen to purchase higher-yielding, lower-rated securities that we believe offer good long-term investment prospects. The securities we have bought are ones that we believe -- based on our credit research and continuous monitoring of credit risk -- are economically viable.

The projects in which we have made an investment are well diversified across municipal industries as well as geographically within the state of Minnesota. The Fund's holdings are diversified in a variety of municipal sectors within the state of Minnesota with the strongest emphasis on the health care and housing sectors.

OUTLOOK
Overall, the U.S. economy is still showing signs of moderate growth and moderate inflation. Our outlook for the municipal market continues to be favorable, and we expect interest rates to decline over the long term.

The Minnesota economy continues to be strong. The economy is well diversified in comparison to other states and has historically been less cyclical than that of the coasts. As a result, the overall credit quality of Minnesota bonds is very good.

*PAST PERFORMANCE IS NO
GUARANTEE OF FUTURE RESULTS.
HIGH YIELDING INVESTING INVOLVES
UNIQUE RISKS. REFER TO THE
"RISKS AND SPECIAL INVESTMENT
CONSIDERATIONS" SECTION OF THE
FUND'S PROSPECTUS FOR A MORE
COMPLETE DESCRIPTION OF CREDIT
RISK.



VOYAGEUR MINNESOTA TAX FREE FUNDS

[PHOTO]
ELIZABETH H. HOWELL IS THE
SENIOR MUNICIPAL BOND MANAGER
FOR THE VOYAGEUR MINNESOTA TAX
FREE FUND,THE VOYAGEUR MINNESOTA
INSURED FUND, AND THE VOYAGEUR
MINNESOTA LIMITED TERM TAX FREE
FUND. MS. HOWELL HAS MORE THAN
10 YEARS OF INVESTMENT INDUSTRY
EXPERIENCE.


*PAST PERFORMANCE IS NO GUARANTEE
OF FUTURE RESULTS.


INSURANCE PERTAINS ONLY TO THE
TIMELY PAYMENT OF PRINCIPAL AND
INTEREST BY THE SECURITIES IN THE
VOYAGEUR MINNESOTA INSURED FUND'S
PORTFOLIO. THE VALUE OF THE
INSURED SECURITIES AND THE FUND
ITSELF WILL FLUCTUATE DUE TO
CHANGING MARKET CONDITIONS. NO
REPRESENTATION IS MADE AS TO ANY
INSURER'S ABILITY TO MEET ITS
COMMITMENT.

In the first half of the year, bond prices fell as yields rose. Economic data during this period showed surprising strength in the domestic economy and raised the specter of inflation. During the summer, bond yields stabilized as investors became increasingly confident that Federal Reserve Chairman Alan Greenspan would monitor and tweak short-term interest rates in order to achieve a moderate economic growth and low inflation. The flat tax debate which stimulated a great deal of discussion and speculation in political and economic circles in 1995 and early 1996, lost momentum and largely faded away after the election. The tax-exempt bond market finished the year with modest, positive total returns.

Municipal securities outperformed taxable bonds throughout 1996. The high yield sector and short duration funds produced the best performance within the fixed income markets.

VOYAGEUR MINNESOTA TAX FREE FUNDS
For the year ended December 31, 1996, the total returns at net asset value (NAV) for the class A shares of the Voyageur Minnesota Tax Free Funds were as follows:
Voyageur Minnesota Insured Fund 3.75%*; Voyageur Minnesota Tax Free Fund 3.33%*; and Voyageur Minnesota Limited Term Tax Free Fund 3.46%.*

VOYAGEUR MINNESOTA INSURED FUND
A key objective in 1996 for the Voyageur Minnesota Insured Fund was to add incremental yield to the portfolios. To achieve this objective, we allocated a greater percentage of the Fund's assets to housing bonds. Housing bonds are generally believed to produce a greater amount of coupon income to the portfolio. The state of Minnesota has an active market for housing bonds; we were able to purchase both new issue insured housing bonds as well as insured housing bonds in the secondary market for the Voyageur Minnesota Insured Fund. The portfolio remains well diversified by sector and individual issues, and the average credit quality is Aaa/AAA.

VOYAGEUR MINNESOTA TAX FREE FUND
Adding incremental yield to the portfolio was an important objective for the Voyageur Minnesota Tax Free Fund. We achieved this objective by purchasing more housing bonds which are known to produce a greater amount of coupon income; we also purchased a select number of higher yielding municipal revenue bonds for the portfolio. By increasing these two sector allocations, we were able to add more income and reduce a corresponding amount of price volatility. In addition to this important strategy, the portfolio remains well diversified by sector and individual issues.-inue to maintain an average credit quality of A+ to AA.

VOYAGEUR MINNESOTA LIMITED TERM TAX FREE FUND
The Voyageur Minnesota Limited Term Tax Free Fund performed very well in 1996. Given the volatility in the bond market, short and intermediate -- including the Voyageur Minnesota Limited Term Tax Free Fund -- municipal bond funds performed as well as longer-term bond funds, but did so with considerably less price volatility.

Throughout the year, we maintained high average credit quality of Aa/AA, held non-callable bonds, and held high coupon bonds. All of these factors contributed to our strong total return and helped the portfolio minimize price volatility. The Fund has a high -- more than 50% -- allocation in pre-refunded bonds. These pre-refunded bonds, which are backed by U.S. Treasury bonds, are noted for their extremely high credit quality and defensive performance characteristics.

OUTLOOK
Overall, the U.S. economy is still showing signs of moderate growth and moderate inflation. Our outlook for the municipal market continues to be favorable, and we expect interest rates to decline over the long term.

The Minnesota economy continues to be strong. The economy is well diversified in comparison to other states and has historically been less cyclical than that of the coasts. As a result, the credit quality of our Minnesota bonds remains excellent, and these Funds' holdings are diversified in a wide variety of municipal sectors within the state of Minnesota.



                VOYAGEUR MINNESOTA HIGH YIELD MUNICIPAL BOND FUND
                               Portfolio Abstract
                     For the Period Ended December 31, 1996


                                 CLASS A SHARES
                                     [GRAPH]

           MN High Yield Municipal Bond                MN High Yield Municipal Bond                     Lehman Bros. 20
               Without Sales Charge                          With Sales Charge                     Year Municipal Bond Index
June-96                10000                                       9625                                      10000
                       10094                                       9715                                      10000
                       10137                                       9757                                      10186
                       10109                                       9730                                      10184
                       10254                                       9870                                      10326
                       10400                                       10010                                     10443
                       10516                                       10122                                     10634
Dec-96                 10539                                       10144                                     10589



Voyageur Minnesota High Yield Fund Without Sales Charge - Ending Value $10,540

Voyageur Minnesota High Yield Fund With Sales Charge - Ending Value $10,145

Lehman Bros. Municipal Bond Index - Ending Value $10,590

The Lehman Bros. Municipal Bond Index is a broad, unmanaged index of securities of United States Municipalities. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in Class A Shares of $10,000 made on the date the Fund commenced operations through December 31, 1996.

     The performance of separate classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes.

     Performance quoted represents past performance and is not indicative of future results.

     * Average annual total returns include the maximum 3.75% sales charge. ** Commencement of operations.
     *** Assumes redemption on December 31, 1996


               Voyageur Minnesota High Yield Municipal Bond Fund
                                 Total Returns
                                (Class A Shares)

                                          Since
                                         6/4/96**

  Without Sales Charge                    5.40%

  With Sales Charge*                      1.45%

  Lehman Bros.                            5.90%
  Municipal
  Bond Index


                Voyageur Minnesota High Yield Municipal Bond Fund
                                 Total Returns
                                (Class B Shares)

                                          Since
                                        6/12/96**
  Without Contingent                      7.29%
  Deferred Sales Charge

  With Contingent                         2.29%
  Deferred Sales Charge***


                Voyageur Minnesota High Yield Municipal Bond Fund
                                 Total Returns
                                (Class C Shares)

                                          Since
                                        6/7/96**
                                          5.02%


                               Quality Breakdown
                                   [PIE GRAPH]

                              Ba/BB             3%
                              B/B               7%
                              Aa/AA             7%
                              Aaa/AAA           9%
                              A/A              16%
                              Baa/BBB          17%
                              NR/NR            41%


                                Sector Breakdown
                        (shown as % of total net assets)

                       Health Care                  43.9%
                       Housing                      38.3%
                       Utilities                    10.4%
                       Lease/C.O.P.                  6.0%
                       General Obligation            4.2%
                       Other Revenue                 3.8%
                       Industrial                    2.9%
                       Education                     2.1%


                                   Statistics

                     Average Maturity        12.5  Years
                     Average Coupon           6.57%
                     Portfolio Duration       7.8  Years
                     Average Quality                 B/B


                        VOYAGEUR MINNESOTA TAX FREE FUND
                               Portfolio Abstract
                     For the Period Ended December 31, 1996


                                 Class A Shares
                                     [GRAPH]


               MN Tax Free                             MN Tax Free                               Lehman Bros. 20
          Without Sales Charge                      With Sales Charge                       Year Municipal Bond Index
                  10000                                   9625                                        10000
Feb-84            10029                                   9653                                        9989
                  10096                                   9717                                        9969
                  9949                                    9576                                        10008
                  9881                                    9511                                        9320
                  10285                                   9899                                        9505
                  10484                                   10091                                       10031
                  10594                                   10197                                       10258
                  10828                                   10421                                       10214
                  10679                                   10278                                       10320
Dec-84            11063                                   10648                                       10463
                  11369                                   10943                                       10676
                  11448                                   11019                                       11289
                  11420                                   10992                                       11000
                  11868                                   11423                                       11098
                  12157                                   11701                                       11513
                  12326                                   11864                                       11970
                  12184                                   11727                                       12120
                  12408                                   11942                                       12096
                  12349                                   11885                                       12030
                  12621                                   12148                                       11934
                  12941                                   12456                                       12333
Dec-85            13239                                   12743                                       12782
                  13620                                   13109                                       13008
                  13859                                   13339                                       13831
                  14095                                   13567                                       14458
                  14158                                   13627                                       14407
                  14082                                   13554                                       14386
                  14093                                   13565                                       14100
                  14232                                   13699                                       14198
                  14523                                   13978                                       14320
                  14644                                   14095                                       15095
                  14903                                   14344                                       15056
                  15060                                   14495                                       15282
Dec-86            15244                                   14672                                       15627
                  15452                                   14873                                       15582
                  15584                                   15000                                       16135
                  15604                                   15019                                       16151
                  15065                                   14500                                       15993
                  14945                                   14385                                       15059
                  15219                                   14648                                       14944
                  15356                                   14780                                       15369
                  15427                                   14849                                       15513
                  15085                                   14519                                       15581
                  14843                                   14287                                       15052
                  15259                                   14687                                       15065
Dec-87            15409                                   14832                                       15455
                  15850                                   15256                                       15686
                  16008                                   15408                                       16373
                  15959                                   15360                                       16591
                  16031                                   15430                                       16292
                  16067                                   15464                                       16432
                  16358                                   15745                                       16429
                  16398                                   15783                                       16747
                  16496                                   15877                                       16890
                  16742                                   16114                                       16913
                  16964                                   16328                                       17309
                  16958                                   16322                                       17697
Dec-88            16998                                   16360                                       17554
                  17291                                   16642                                       17787
                  17203                                   16558                                       18244
                  17206                                   16561                                       18024
                  17419                                   16766                                       17982
                  17702                                   17038                                       18477
                  17992                                   17317                                       18916
                  18135                                   17455                                       19160
                  18131                                   17451                                       19427
                  18065                                   17388                                       19221
                  18261                                   17576                                       19079
                  18395                                   17705                                       19374
Dec-89            18545                                   17850                                       19729
                  18554                                   17858                                       19871
                  18649                                   17950                                       19708
                  18743                                   18040                                       19903
                  18664                                   17964                                       19945
                  18851                                   18144                                       19753
                  19023                                   18310                                       20259
                  19210                                   18490                                       20421
                  19082                                   18366                                       20762
                  19159                                   18441                                       20341
                  19319                                   18595                                       20316
                  19627                                   18891                                       20690
Dec-90            19849                                   19104                                       21183
                  19959                                   19210                                       21286
                  20155                                   19399                                       21544
                  20250                                   19490                                       21721
                  20361                                   19598                                       21738
                  20530                                   19760                                       22053
                  20646                                   19872                                       22283
                  20831                                   20050                                       22218
                  21070                                   20280                                       22542
                  21310                                   20511                                       22844
                  21480                                   20674                                       23155
                  21614                                   20803                                       23382
Dec-91            22039                                   21212                                       23419
                  22065                                   21237                                       23918
                  22182                                   21351                                       23968
                  22207                                   21375                                       23978
                  22324                                   21487                                       24036
                  22459                                   21616                                       24262
                  22780                                   21926                                       24579
                  23441                                   22562                                       25032
                  23291                                   22418                                       25928
                  23445                                   22566                                       25604
                  23199                                   22329                                       25732
                  23585                                   22701                                       25366
Dec-92            23795                                   22902                                       26011
                  24147                                   23241                                       26351
                  24814                                   23884                                       26633
                  24835                                   23904                                       27763
                  24973                                   24037                                       27521
                  25212                                   24267                                       27868
                  25532                                   24575                                       28099
                  25492                                   24536                                       28616
                  26015                                   25039                                       28651
                  26419                                   25428                                       29335
                  26498                                   25505                                       29705
                  26353                                   25364                                       29758
Dec-93            26815                                   25809                                       29431
                  26997                                   25985                                       30140
                  26425                                   25434                                       30520
                  25532                                   24575                                       29614
                  25418                                   24465                                       28053
                  25684                                   24721                                       28283
                  25545                                   24587                                       28617
                  25879                                   24908                                       28331
                  25933                                   24960                                       28979
                  25576                                   24617                                       29061
                  25107                                   24166                                       28479
                  24549                                   23628                                       27727
Dec-94            25009                                   24071                                       27079
                  25769                                   24803                                       27929
                  26644                                   25645                                       29021
                  26829                                   25823                                       30074
                  26857                                   25850                                       30417
                  27719                                   26679                                       30411
                  27408                                   26380                                       31558
                  27506                                   26474                                       31072
                  27741                                   26701                                       31233
                  28046                                   26994                                       31661
                  28444                                   27377                                       31911
                  29028                                   27940                                       32591
Dec-95            29383                                   28281                                       33311
                  29553                                   28445                                       33778
                  29369                                   28267                                       33950
                  28738                                   27660                                       33563
                  28646                                   27572                                       33026
                  28674                                   27599                                       32864
                  28896                                   27812                                       32933
                  29166                                   28072                                       33398
                  29244                                   28147                                       33725
                  29637                                   28525                                       33671
                  29959                                   28835                                       34351
                  30476                                   29333                                       34763
Dec-96            30361                                   29223                                       35490



Voyageur Minnesota Tax Free Fund Without Sales Charge - Ending Value $30,362

Voyageur Minnesota Tax Free Fund With Sales Charge - Ending Value $29,223

Lehman Bros. 20 Year Municipal Bond Index - Ending Value $35,281

The Lehman Bros. 20 Year Municipal Bond Index is a broad, unmanaged index of securities of United States Municipalities. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in Class A Shares of $10,000 made on the date the Fund commenced operations through December 31, 1996.

     The performance of separate classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes.

     Performance quoted represents past performance and is not indicative of future results.
     * Average annual total returns include the maximum 3.75% sales charge. ** Commencement of operations.
     *** Assumes redemption on December 31, 1996


                        Voyageur Minnesota Tax Free Fund
                          Average Annual Total Returns
                                (Class A Shares)

                            1        5      10      Since
                          Year     Years   Years   2/27/84**

Without Sales Charge      3.33%    6.61%   7.12%    9.03%

With Sales Charge*       (0.54%)   5.80%   6.72%    8.70%

Lehman Bros. 20           4.45%    8.08%   8.52%   10.32%
Year Municipal
Bond Index



                        Voyageur Minnesota Tax Free Fund
                          Average Annual Total Returns
                                (Class B Shares)

                                      Since
                           1 Year    3/11/95**
  Without Contingent        2.83%     7.00%
  Deferred Sales Charge

  With Contingent          (2.17%)    4.90%
  Deferred Sales Charge***


                        Voyageur Minnesota Tax Free Fund
                          Average Annual Total Returns
                                (Class C Shares)

                                      Since
                           1 Year    5/4/94**
                            2.64%     6.04%


                               Quality Breakdown
                                   [PIE CHART]

                                Baa/BBB     9%
                                NR/NR      10%
                                Aa/AA      12%
                                A/A        15%
                                Aaa/AAA    54%


                                Sector Breakdown
                        (shown as % of total net assets)

                      Health Care                  22.8%
                      General Obligation           20.4%
                      Utilities                    17.7%
                      Housing                      15.5%
                      Pre-Refunded/Escrow           9.2%
                      Industrial                    8.8%
                      Education                     2.9%
                      Other Revenue                 1.7%
                      Lease/C.O.P.                  0.4%


                                   Statistics

                    Average Maturity        13.3  Years

                    Average Coupon                6.05%

                    Portfolio Duration       8.3  Years

                    Average Quality                 A/A



                         VOYAGEUR MINNESOTA INSURED FUND
                               Portfolio Abstract
                     For the Period Ended December 31, 1996



                                 Class A Shares
                                     [GRAPH]


               MN Insured                              MN Insured                               Lehman Bros. Long
          Without Sales Charge                      With Sales Charge                     Insured Municipal Bond Index
                  10000                                   9625                                        10000
May-87            9912                                    9540                                        9924
                  10131                                   9751                                        10205
                  10209                                   9826                                        10301
                  10244                                   9859                                        10347
                  10029                                   9653                                        9995
                  9793                                    9426                                        10004
                  10072                                   9695                                        10263
Dec-87            10148                                   9767                                        10416
                  10454                                   10062                                       10872
                  10558                                   10162                                       11017
                  10515                                   10120                                       10818
                  10560                                   10164                                       10911
                  10589                                   10192                                       10909
                  10763                                   10360                                       11121
                  10795                                   10390                                       11215
                  10861                                   10453                                       11231
                  11055                                   10640                                       11494
                  11196                                   10776                                       11751
                  11202                                   10782                                       11656
Dec-88            11233                                   10812                                       11811
                  11405                                   10977                                       12115
                  11380                                   10953                                       11968
                  11363                                   10937                                       11941
                  11540                                   11107                                       12269
                  11734                                   11294                                       12561
                  11899                                   11452                                       12723
                  11984                                   11535                                       12900
                  12013                                   11563                                       12763
                  11968                                   11519                                       12669
                  12085                                   11632                                       12865
                  12163                                   11707                                       13101
Dec-89            12240                                   11781                                       13195
                  12294                                   11833                                       13087
                  12355                                   11892                                       13216
                  12413                                   11947                                       13244
                  12358                                   11895                                       13117
                  12488                                   12019                                       13453
                  12582                                   12110                                       13560
                  12708                                   12232                                       13787
                  12626                                   12153                                       13507
                  12607                                   12134                                       13491
                  12703                                   12227                                       13739
                  12942                                   12457                                       14066
Dec-90            13057                                   12567                                       14135
                  13103                                   12612                                       14306
                  13232                                   12736                                       14423
                  13279                                   12781                                       14435
                  13354                                   12853                                       14644
                  13471                                   12965                                       14796
                  13532                                   13024                                       14753
                  13691                                   13177                                       14969
                  13850                                   13331                                       15169
                  14052                                   13525                                       15376
                  14184                                   13653                                       15526
                  14245                                   13711                                       15551
Dec-91            14570                                   14024                                       15883
                  14574                                   14027                                       15916
                  14621                                   14073                                       15922
                  14640                                   14091                                       15960
                  14746                                   14193                                       16111
                  14852                                   14295                                       16322
                  15092                                   14526                                       16622
                  15587                                   15002                                       17217
                  15438                                   14859                                       17002
                  15545                                   14962                                       17087
                  15394                                   14817                                       16844
                  15668                                   15081                                       17272
Dec-92            15818                                   15225                                       17498
                  16096                                   15492                                       17686
                  16576                                   15954                                       18435
                  16513                                   15894                                       18275
                  16621                                   15998                                       18505
                  16809                                   16179                                       18659
                  17061                                   16421                                       19002
                  17028                                   16390                                       19025
                  17393                                   16741                                       19480
                  17664                                   17002                                       19725
                  17759                                   17093                                       19761
                  17660                                   16998                                       19543
Dec-93            18000                                   17325                                       20014
                  18128                                   17448                                       20266
                  17747                                   17082                                       19665
                  17100                                   16458                                       18628
                  17012                                   16374                                       18781
                  17139                                   16496                                       19003
                  17032                                   16393                                       18813
                  17329                                   16679                                       19243
                  17256                                   16609                                       19297
                  17012                                   16374                                       18911
                  16630                                   16007                                       18412
                  16213                                   15605                                       17981
Dec-94            16582                                   15960                                       18546
                  17161                                   16518                                       19271
                  17795                                   17128                                       19971
                  17925                                   17252                                       20198
                  17966                                   17293                                       20194
                  18466                                   17774                                       20955
                  18315                                   17628                                       20633
                  18393                                   17703                                       20740
                  18419                                   17728                                       21024
                  18713                                   18011                                       21190
                  18954                                   18243                                       21642
                  19284                                   18561                                       22120
Dec-95            19488                                   18757                                       22430
                  19639                                   18903                                       22544
                  19533                                   18800                                       22287
                  19170                                   18451                                       21930
                  19118                                   18401                                       21843
                  19141                                   18423                                       21869
                  19278                                   18555                                       22177
                  19452                                   18722                                       22395
                  19514                                   18782                                       22359
                  19708                                   18969                                       22810
                  19960                                   19211                                       23084
                  20269                                   19509                                       23567
Dec-96            20219                                   19461                                       23428



Voyageur Minnesota Insured Tax Free Fund Without Sales Charge - Ending Value $20,219

Voyageur Minnesota Insured Tax Free Fund With Sales Charge - Ending Value
$19,461

Lehman Bros. 20 Year Municipal Bond Index - Ending Value $23,428

The Lehman Bros. 20 Year Municipal Bond Index is a broad, unmanaged index of securities of United States Municipalities. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in Class A Shares of $10,000 made on the date the Fund commenced operations through December 31, 1996.

     The performance of separate classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes.

     Performance quoted represents past performance and is not indicative of future results.

     * Average annual total returns include the maximum 3.75% sales charge. ** Commencement of operations.
     *** Assumes redemption on December 31, 1996


                        Voyageur Minnesota Insured Fund
                          Average Annual Total Returns
                                (Class A Shares)

                          1         5       Since
                         Year     Years    5/1/87**

  Without Sales Charge   3.75%     6.76%    7.54%

  With Sales Charge*    (0.14%)    5.95%    7.12%

  Lehman Bros. 20        4.45%     8.08%    9.19%
  Year Municipal
  Bond Index



                         Voyageur Minnesota Insured Fund
                          Average Annual Total Returns
                                (Class B Shares)

                                      Since
                           1 Year    3/7/95**
  Without Contingent        3.03%     6.88%
  Deferred Sales Charge

  With Contingent          (1.97%)    4.79%
  Deferred Sales Charge***


                         Voyageur Minnesota Insured Fund
                          Average Annual Total Returns
                                (Class C Shares)

                                      Since
                           1 Year    5/4/94**
                            2.98%     5.84%


                               Quality Breakdown
                                   [PIE CHART]

                                  Aa/AA     1%
                                  Aaa/AAA  99%


                                Sector Breakdown
                        (shown as % of total net assets)

                      General Obligation           32.2%
                      Pre-Refunded/Escrow          24.2%
                      Health Care                  18.2%
                      Utilities                    11.9%
                      Housing                      10.1%
                      Lease/C.O.P.                  0.7%
                      Industrial                    0.5%
                      Other                         0.4%


                                   Statistics

                     Average Maturity        11.5  Years

                     Average Coupon                6.34%

                     Portfolio Duration        7.4 Years

                     Average Quality             Aaa/AAA



                  VOYAGEUR MINNESOTA LIMITED TERM TAX FREE FUND
                               Portfolio Abstract
                     For the Period Ended December 31, 1996

                                 Class A Shares
                                    [GRAPH]



           MN Limited Term Tax                        MN Limited Term Tax                          Lehman Bros. 3
        Free Without Sales Charge                   Free With Sales Charge                    Year Municipal Bond Index
Oct-95            10000                                      9725                                       10000
                  10004                                      9728                                       10020
                  10274                                      9991                                       10128
Dec-85            10324                                      10040                                      10015
                  10417                                      10130                                      10407
                  10511                                      10222                                      10523
                  10609                                      10317                                      10656
                  10664                                      10371                                      10717
                  10721                                      10426                                      10715
                  10755                                      10459                                      10814
                  10818                                      10521                                      10795
                  10947                                      10646                                      10907
                  11006                                      10703                                      10969
                  11091                                      10786                                      11120
                  11158                                      10851                                      11187
Dec-86            11209                                      10901                                      11176
                  11310                                      10999                                      11320
                  11365                                      11053                                      11380
                  11392                                      11078                                      11390
                  11214                                      10906                                      11209
                  11223                                      10914                                      11225
                  11305                                      10994                                      11446
                  11393                                      11080                                      11495
                  11464                                      11149                                      11491
                  11381                                      11068                                      11324
                  11360                                      11048                                      11473
                  11489                                      11173                                      11529
Dec-87            11543                                      11225                                      11621
                  11651                                      11331                                      11840
                  11721                                      11399                                      11918
                  11788                                      11464                                      11918
                  11845                                      11520                                      12006
                  11861                                      11534                                      11930
                  11934                                      11606                                      11992
                  11974                                      11645                                      12030
                  12002                                      11671                                      11970
                  12055                                      11723                                      12081
                  12151                                      11817                                      12152
                  12180                                      11845                                      12141
Dec-88            12201                                      11865                                      12157
                  12255                                      11918                                      12291
                  12258                                      11921                                      12221
                  12246                                      11909                                      12166
                  12324                                      11985                                      12327
                  12459                                      12116                                      12495
                  12571                                      12225                                      12637
                  12653                                      12305                                      12783
                  12718                                      12368                                      12769
                  12759                                      12408                                      12804
                  12846                                      12493                                      12906
                  12908                                      12553                                      13025
Dec-89            12985                                      12628                                      13099
                  13041                                      12682                                      13137
                  13100                                      12739                                      13215
                  13166                                      12804                                      13212
                  13160                                      12798                                      13219
                  13250                                      12886                                      13385
                  13343                                      12976                                      13489
                  13447                                      13077                                      13604
                  13481                                      13110                                      13610
                  13540                                      13168                                      13655
                  13619                                      13245                                      13791
                  13737                                      13359                                      13949
Dec-90            13841                                      13460                                      14023
                  13902                                      13520                                      14204
                  14031                                      13645                                      14321
                  14093                                      13706                                      14335
                  14171                                      13781                                      14469
                  14263                                      13871                                      14545
                  14328                                      13934                                      14560
                  14433                                      14037                                      14674
                  14568                                      14167                                      14813
                  14689                                      14285                                      14941
                  14767                                      14361                                      15037
                  14872                                      14463                                      15124
Dec-91            15119                                      14703                                      15415
                  15155                                      14738                                      15491
                  15240                                      14821                                      15489
                  15188                                      14770                                      15471
                  15264                                      14844                                      15585
                  15368                                      14945                                      15710
                  15501                                      15075                                      15884
                  15738                                      15305                                      16199
                  15801                                      15366                                      16113
                  15908                                      15470                                      16235
                  15914                                      15476                                      16214
                  16035                                      15594                                      16350
Dec-92            16120                                      15676                                      16453
                  16283                                      15836                                      16575
                  16538                                      16083                                      16834
                  16537                                      16083                                      16780
                  16657                                      16199                                      16872
                  16685                                      16226                                      16924
                  16789                                      16327                                      17024
                  16771                                      16310                                      17021
                  16982                                      16515                                      17176
                  17102                                      16632                                      17246
                  17131                                      16660                                      17281
                  17100                                      16629                                      17267
Dec-93            17391                                      16913                                      17452
                  17512                                      17030                                      17600
                  17226                                      16753                                      17420
                  16892                                      16428                                      17213
                  16965                                      16499                                      17339
                  17055                                      16586                                      17420
                  17050                                      16581                                      17413
                  17204                                      16731                                      17554
                  17263                                      16788                                      17619
                  17161                                      16689                                      17577
                  17061                                      16592                                      17547
                  16898                                      16433                                      17547
Dec-94            17058                                      16589                                      17586
                  17236                                      16762                                      17702
                  17544                                      17062                                      17874
                  17691                                      17205                                      18077
                  17792                                      17302                                      18137
                  18159                                      17659                                      18424
                  18213                                      17712                                      18468
                  18335                                      17831                                      18682
                  18475                                      17967                                      18820
                  18582                                      18071                                      18860
                  18690                                      18176                                      18931
                  18863                                      18345                                      19051
Dec-95            18936                                      18415                                      19138
                  19145                                      18618                                      19324
                  19095                                      18570                                      19310
                  18891                                      18372                                      19278
                  18859                                      18340                                      19297
                  18863                                      18344                                      19299
                  18939                                      18418                                      19420
                  19050                                      18526                                      19527
                  19109                                      18583                                      19560
                  19221                                      18692                                      19682
                  19386                                      18853                                      19821
                  19568                                      19030                                      20008
Dec-96            19590                                      19052                                      20018



Voyageur Minnesota Limited Term Tax Free Fund Without Sales Charge - Ending Value $19,591


Voyageur Minnesota Limited Term Tax Free Fund With Sales Charge - Ending Value $19,052


Lehman Bros. 3 Year Municipal Government Obligation Index - Ending Value $20,018

The Lehman Bros. 3 Year Municipal Government Obligation Index is a broad, unmanaged index of securities of United States Municipalities. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in Class A Shares of $10,000 made on the date the Fund commenced operations through December 31, 1996.

     The performance of separate classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes.

     Performance quoted represents past performance and is not indicative of future results.
     * Average annual total returns include the maximum 2.75% sales charge. ** Commencement of operations.
     *** Assumes redemption on December 31, 1996


                 Voyageur Minnesota Limited Term Tax Free Fund
                          Average Annual Total Returns
                                (Class A Shares)

                           1        5      10      Since
                          Year    Years   Years  10/27/85**

Without Sales Charge      3.46%   5.31%   5.74%   6.19%

With Sales Charge*        0.61%   4.72%   5.44%   5.93%

Lehman Bros. 3            4.60%   5.36%   6.00%   6.40%
 Year Municipal
 Goverment Obligation Index



                  Voyageur Minnesota Limited Term Tax Free Fund
                          Average Annual Total Returns
                                (Class B Shares)

                                      Since
                           1 Year    8/15/95**
  Without Contingent        2.74%     4.37%
  Deferred Sales Charge
  With Contingent          (1.26%)    2.22%
  Deferred Sales Charge***


                  Voyageur Minnesota Limited Term Tax Free Fund
                          Average Annual Total Returns
                                (Class C Shares)

                                      Since
                           1 Year    5/4/94**
                            2.69%     4.73%


                               Quality Breakdown
                                   [PIE CHART]

                                A/A        9%
                                Aa/AA     10%
                                NR/NR     10%
                                Baa/BBB   18%
                                Aaa/AAA   53%


                                Sector Breakdown
                        (shown as % of total net assets)

                      Pre-Refunded/Escrow         51.2%
                      Industrial                  16.6%
                      Health Care                  9.2%
                      Education                    8.3%
                      Utilities                    5.2%
                      Lease/C.O.P.                 3.7%
                      General Obligation           3.7%
                      Other Revenue                2.2%
                      Housing                      1.3%


                                   Statistics

   Average Maturity        5.7  Years

   Average Coupon               6.49%

   Portfolio Duration      4.6  Years

   Average Quality                A/A





                      (This page left blank intentionally.)



INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Voyageur Mutual Funds, Inc.
Voyageur Tax Free Funds, Inc.
Voyageur Insured Funds, Inc.
Voyageur Intermediate Tax Free Funds, Inc.:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Voyageur Minnesota High Yield Municipal Bond Fund (a Fund within Voyageur Mutual Funds, Inc.), Voyageur Minnesota Tax Free Fund (a Fund within Voyageur Tax Free Funds, Inc.), Voyageur Minnesota Insured Fund (a Fund within Voyageur Insured Funds, Inc.), and Voyageur Minnesota Limited Term Tax Free Fund (a fund within Voyageur Intermediate Tax Free Funds, Inc.) as of December 31, 1996, and the related statements of operations for the year then ended (for the period from June 14, 1996, commencement of operations, to December 31, 1996 for Voyageur Minnesota High Yield Municipal Bond Fund), the statements of changes in net assets for each of the years in the two-year period ended December 31, 1996 (for the period from June 4, 1996 to December 31, 1996 for Voyageur Minnesota High Yield Municipal Bond Fund), and the financial highlights for each of the years in the five-year period ended December 31, 1996 (for the period from June 4, 1996 to December 31, 1996 for Voyageur Minnesota High Yield Municipal Bond Fund). These financial statements and the financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Voyageur Minnesota High Yield Municipal Bond Fund, Voyageur Minnesota Tax Free Fund, Voyageur Minnesota Insured Fund, and Voyageur Minnesota Limited Term Tax Free Fund as of December 31, 1996 and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


                                                     KPMG Peat Marwick LLP


Minneapolis, Minnesota
February 14, 1997


VOYAGEUR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES                                                                             DECEMBER 31, 1996
----------------------------------------------------------------------------------------------------------------------------------


                                                               VOYAGEUR        VOYAGEUR       VOYAGEUR         VOYAGEUR
                                                            MINNESOTA HIGH     MINNESOTA      MINNESOTA       MINNESOTA
                                                            YIELD MUNICIPAL    TAX FREE        INSURED       LIMITED TERM
                                                               BOND FUND         FUND           FUND         TAX FREE FUND
                                                            ---------------    ---------      ---------      -------------
              ASSETS
Investments in securities, at market value (note 1)
   (identified costs, $10,739,767, $414,868,560,
     $294,856,518 and $66,062,034, respectively) .......   $  10,828,628    $ 435,206,282    $ 309,148,795    $  68,501,743
Accrued interest receivable ............................         164,581        8,293,447        6,526,973        1,434,335
Receivable for investment securities sold ..............            --               --            991,793            2,831
Receivable for Fund shares sold ........................            --             72,031            1,084           58,928
Organizational costs (note 1) ..........................           6,077             --               --               --
                                                           -------------    -------------    -------------    -------------
   Total assets ........................................      10,999,286      443,571,760      316,668,645       69,997,837
                                                           -------------    -------------    -------------    -------------

           LIABILITIES
Bank overdraft .........................................         555,007        1,542,534          225,355        2,123,141
Dividends payable to shareholders ......................          44,685        1,860,148        1,283,418          259,539
Payable for investment securities purchased ............         678,716        1,963,966             --               --
Payable for Fund shares redeemed .......................            --            235,758          120,152             --
Distribution fees payable ..............................           5,727          227,977          183,556           25,508
Other accrued expenses .................................           9,600           45,201           35,873           19,758
                                                           -------------    -------------    -------------    -------------
   Total liabilities ...................................       1,293,735        5,875,584        1,848,354        2,427,946
                                                           -------------    -------------    -------------    -------------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK .....   $   9,705,551    $ 437,696,176    $ 314,820,291    $  67,569,891
                                                           =============    =============    =============    =============

Represented by:
   Capital Stock - $.01 par value (note 1) .............   $       9,534    $     352,892    $     297,118    $      61,508
   Additional paid-in capital ..........................       9,610,762      419,422,854      308,172,941       65,852,835
   Undistributed net investment income .................           3,203           87,594           61,231            5,102
   Accumulated net realized loss on investments (note 1)          (6,809)      (2,504,886)      (8,003,276)        (789,263)
   Unrealized appreciation of investments ..............          88,861       20,337,722       14,292,277        2,439,709
                                                           -------------    -------------    -------------    -------------

     TOTAL NET ASSETS ..................................   $   9,705,551    $ 437,696,176    $ 314,820,291    $  67,569,891
                                                           =============    =============    =============    =============

Net assets applicable to outstanding Class A shares ....   $   6,067,647    $ 428,379,970    $ 304,876,891    $  66,024,295
                                                           =============    =============    =============    =============
Net assets applicable to outstanding Class B shares ....   $   2,737,647    $   6,233,411    $   6,817,309    $     408,320
                                                           =============    =============    =============    =============
Net assets applicable to outstanding Class C shares ....   $     900,257    $   3,082,795    $   3,126,091    $   1,137,276
                                                           =============    =============    =============    =============

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
   Class A - Shares of Capital Stock outstanding:
     596,194; 34,538,091; 28,772,685 and 6,010,087,
       respectively (note 6) ...........................   $       10.18    $       12.40    $       10.60    $       10.99
                                                           =============    =============    =============    =============
   Class B - Shares of Capital Stock outstanding:
     268,787; 502,673; 644,114 and 37,154,
       respectively (note 6) ...........................   $       10.19    $       12.40    $       10.58    $       10.99
                                                           =============    =============    =============    =============
   Class C - Shares of Capital Stock outstanding:
      88,448; 248,473; 295,018 and 103,528,
       respectively (note 6) ...........................   $       10.18    $       12.41    $       10.60    $       10.99
                                                           =============    =============    =============    =============



VOYAGEUR FUNDS
STATEMENTS OF OPERATIONS                                                                             PERIOD ENDED DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------------


                                                                VOYAGEUR        VOYAGEUR       VOYAGEUR       VOYAGEUR
                                                             MINNESOTA HIGH     MINNESOTA      MINNESOTA      MINNESOTA
                                                             YIELD MUNICIPAL    TAX FREE        INSURED     LIMITED TERM
                                                               BOND FUND*         FUND            FUND      TAX FREE FUND
                                                             ---------------    ---------      ---------    -------------
Investment income:
   Interest ..............................................   $    156,337    $ 26,899,147    $ 17,763,069    $  3,913,199
                                                             ------------    ------------    ------------    ------------

Expenses (note 3):
   Investment advisory and management fee ................         17,203       2,222,690       1,518,301         281,038
   Dividend-disbursing, administrative and accounting
     services fees .......................................         13,721         472,689         355,578         110,484
   Printing, postage and supplies ........................            241          66,930          46,415           7,788
   Audit and accounting fees .............................          5,928          31,256          27,548          18,523
   Legal fees ............................................             28          14,400          11,763             705
   Distribution fees - Class A ...........................          3,846       1,093,043         736,300         172,919
   Distribution fees - Class B ...........................          8,177          45,609          58,570           2,048
   Distribution fees - Class C ...........................          2,636          27,693          32,890           8,875
   Directors' fees .......................................            178          30,236          20,626           4,236
   Registration fees .....................................          3,274          11,229          12,036           5,433
   Custodian fees ........................................          3,267         103,170          27,024          17,352
   Amortization of organizational costs ..................            803            --              --              --
   Other .................................................            654          41,639          28,629           2,713
                                                             ------------    ------------    ------------    ------------
     Total expenses ......................................         59,956       4,160,584       2,875,680         632,114
   Less:  Expenses waived or absorbed ....................        (45,653)         (8,024)         (6,996)           (124)
                                                             ------------    ------------    ------------    ------------
   Net expenses before earnings credits on uninvested cash         14,303       4,152,560       2,868,684         631,990
   Less:  Earnings credits on uninvested cash ............         (3,267)           --              --              --
                                                             ------------    ------------    ------------    ------------
     Total net expenses ..................................         11,036       4,152,560       2,868,684         631,990
                                                             ------------    ------------    ------------    ------------
     Investment income - net .............................        145,301      22,746,587      14,894,385       3,281,209
                                                             ------------    ------------    ------------    ------------

Realized and unrealized gain (loss) on investments:
   Realized gain (loss) on security transactions (note 2)          (6,809)        515,784         293,417          58,144
   Net change in unrealized appreciation or depreciation
      of investments .....................................         88,861      (8,943,154)     (4,586,047)     (1,060,245)
                                                             ------------    ------------    ------------    ------------
       Net gain (loss) on investments ....................         82,052      (8,427,370)     (4,292,630)     (1,002,101)
                                                             ------------    ------------    ------------    ------------

NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................   $    227,353    $ 14,319,217    $ 10,601,755    $  2,279,108
                                                             ============    ============    ============    ============



-----------------------------------------------------

* Period from June 4, 1996 (commencement of operations) to December 31, 1996.


VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------


                                                             VOYAGEUR MINNESOTA
                                                             HIGH YIELD MUNICIPAL       VOYAGEUR MINNESOTA
                                                                   BOND FUND               TAX FREE FUND
                                                             --------------------  -----------------------------
                                                                  PERIOD FROM         YEAR            YEAR
                                                               JUNE 4, 1996* TO       ENDED           ENDED
                                                                 DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
Operations:                                                         1996              1996            1995
                                                             -------------------- --------------   -------------
   Investment income - net ................................   $     145,301       $  22,746,587    $  22,782,919
   Realized gain (loss) on security transactions ..........          (6,809)            515,784       (2,635,025)
   Net change in unrealized appreciation or depreciation of
     investments ..........................................          88,861          (8,943,154)      50,741,624
                                                              -------------       -------------    -------------
   Net increase in net assets resulting  from operations ..         227,353          14,319,217       70,889,518
                                                              -------------       -------------    -------------
Distributions to shareholders from:
   Investment income - net:
     Class A ..............................................         (88,229)        (22,406,019)     (23,374,008)
     Class B ..............................................         (41,302)           (203,627)         (37,979)
     Class C ..............................................         (13,370)           (120,510)         (79,332)
                                                              -------------       -------------    -------------
       Total distributions ................................        (142,901)        (22,730,156)     (23,491,319)
                                                              -------------       -------------    -------------
Capital share transactions (note 6):
   Proceeds from sale of shares:
     Class A (note 3) .....................................       7,102,907          28,935,567       44,321,375
     Class B ..............................................       2,696,693           3,893,971        2,627,889
     Class C ..............................................         948,440           1,575,266        1,563,516
   Net asset value of shares issued in connection with
     acquisition of Great Hall Minnesota Insured Tax-Exempt
     Fund (note 4):
         Class A ..........................................             N/A                 N/A              N/A
   Net asset value of shares issued in reinvestment of net
     investment income distributions:
         Class A ..........................................          43,874          14,510,299       15,300,068
         Class B ..........................................          13,064             159,491           26,876
         Class C ..........................................           7,823              95,792           54,270
   Payments for redemption of shares:
     Class A ..............................................      (1,124,003)        (61,934,519)     (58,049,869)
     Class B (note 3) .....................................            --              (500,598)         (26,205)
     Class C (note 3) .....................................         (67,699)           (867,298)        (534,040)
                                                              -------------       -------------    -------------
   Increase (decrease) in net assets from capital share
     transactions .........................................       9,621,099         (14,132,029)       5,283,880
                                                              -------------       -------------    -------------
     Total increase (decrease) in net assets ..............       9,705,551         (22,542,968)      52,682,079
Net assets at beginning of period .........................            --           460,239,144      407,557,065
                                                              -------------       -------------    -------------
Net assets at end of period (including undistributed net
     investment income of $3,203; $87,594 and $71,163;
     $61,231 and $4,200; and $5,102 and $47; respectively)    $   9,705,551       $ 437,696,176    $ 460,239,144
                                                              =============       =============    =============

-----------------------------------------------------

* Commencement of operations.



[WIDE TABLE CONTINUED]




                                                                      VOYAGEUR MINNESOTA               VOYAGEUR MINNESOTA
                                                                          INSURED FUND             LIMITED TERM TAX FREE FUND
                                                             ---------------------------------   -----------------------------
                                                                   YEAR             YEAR              YEAR          YEAR
                                                                   ENDED            ENDED             ENDED         ENDED
                                                                DECEMBER 31,     DECEMBER 31,      DECEMBER 31,  DECEMBER 31,
Operations:                                                        1996             1995             1996           1995
                                                             ---------------   ---------------   -------------   -------------
   Investment income - net ................................   $  14,894,385    $  15,149,888    $   3,281,209    $   3,437,702
   Realized gain (loss) on security transactions ..........         293,417       (7,669,506)          58,144          (74,374)
   Net change in unrealized appreciation or depreciation of
     investments ..........................................      (4,586,047)      41,831,089       (1,060,245)       4,553,348
                                                              -------------    -------------    -------------    -------------
   Net increase in net assets resulting  from operations ..      10,601,755       49,311,471        2,279,108        7,916,676
                                                              -------------    -------------    -------------    -------------
Distributions to shareholders from:
   Investment income - net:
     Class A ..............................................     (14,451,758)     (15,642,473)      (3,233,948)      (3,447,763)
     Class B ..............................................        (248,884)         (79,826)          (7,825)            (311)
     Class C ..............................................        (136,712)        (108,180)         (34,381)         (19,464)
                                                              -------------    -------------    -------------    -------------
       Total distributions ................................     (14,837,354)     (15,830,479)      (3,276,154)      (3,467,538)
                                                              -------------    -------------    -------------    -------------
Capital share transactions (note 6):
   Proceeds from sale of shares:
     Class A (note 3) .....................................      19,743,497       29,732,432        8,813,544        9,137,036
     Class B ..............................................       2,213,483        4,508,245          372,719           27,011
     Class C ..............................................         962,058        1,728,614          862,998          567,207
   Net asset value of shares issued in connection with
     acquisition of Great Hall Minnesota Insured Tax-Exempt
     Fund (note 4):
         Class A ..........................................      23,310,124              N/A              N/A              N/A
   Net asset value of shares issued in reinvestment of net
     investment income distributions:
         Class A ..........................................      10,183,091       11,225,363        2,225,412        2,503,920
         Class B ..........................................         198,159           59,610            5,862               72
         Class C ..........................................         118,019           89,137           27,628           16,872
   Payments for redemption of shares:
     Class A ..............................................     (51,938,099)     (50,442,997)     (16,425,703)     (27,826,010)
     Class B (note 3) .....................................        (213,150)         (57,331)            --                (11)
     Class C (note 3) .....................................      (1,076,363)        (425,889)        (441,733)        (257,614)
                                                              -------------    -------------    -------------    -------------
   Increase (decrease) in net assets from capital share ...       3,500,819       (3,582,816)      (4,559,273)     (15,831,517)
     transactions .........................................            --               --               --               --
                                                                   (734,780)      29,898,176       (5,556,319)     (11,382,379)
     Total increase (decrease) in net assets ..............     315,555,071      285,656,895       73,126,210       84,508,589
Net assets at beginning of period .........................            --               --               --               --

Net assets at end of period (including undistributed net
     investment income of $3,203; $87,594 and $71,163; ....   $ 314,820,291    $ 315,555,071    $  67,569,891    $  73,126,210
     $61,231 and $4,200; and $5,102 and $47; respectively)    =============    =============    =============    =============



THE VOYAGEUR FUNDS
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Voyageur Minnesota High Yield Municipal Bond Fund (Minnesota High Yield Fund) a fund within Voyageur Mutual Funds, Inc.; Voyageur Minnesota Tax Free Fund (Minnesota Tax Free Fund) a fund within Voyageur Tax Free Funds, Inc.; Voyageur Minnesota Insured Fund (Minnesota Insured Fund) a fund within Voyageur Insured Funds, Inc. and Voyageur Minnesota Limited Term Tax Free Fund (Minnesota Limited Term Tax Free Fund) a fund within Voyageur Intermediate Tax Free Funds, Inc., (the Funds) are registered under the Investment Company Act of 1940 (as amended) as open-end management investment companies. Minnesota High Yield Fund is registered as a non-diversified fund. Minnesota Tax Free Fund, Minnesota Insured Fund and Minnesota Limited Term Tax Free Fund are registered as diversified funds. Minnesota High Yield Fund seeks high current income free from both federal and state income taxes by investing in medium and lower-grade municipal bonds. The Minnesota Tax Free Fund seeks high current income free from both federal and state income taxes by investing in investment grade municipal bonds. Minnesota Insured Fund seeks high current income free from both federal and state income taxes with the added safety of an insured portfolio by investing in insured municipal bonds. Minnesota Limited Term Tax Free Fund seeks to preserve original investment principal while providing income free from both federal and state income taxes by investing in intermediate term investment grade municipal bonds.
   The Funds offer Class A, Class B and Class C Shares. Class A Shares are sold with a front-end sales charge. Class B Shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class C Shares may be subject to a contingent deferred sales charge and have no conversion feature. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class' Distribution Agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.
   Pursuant to their amended articles of incorporation, Voyageur Mutual Funds, Inc., Voyageur Tax Free Funds, Inc., Voyageur Insured Funds, Inc. and Voyageur Limited Term Tax Free Funds, Inc. each have 10 trillion shares of authorized capital stock that may be issued in one or more series. The significant accounting policies followed by the Funds are summarized as follows:

USE OF ESTIMATES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases (decreases) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS IN SECURITIES
   The values of fixed income securities are determined using pricing services or prices quoted by independent brokers. When market quotations are not readily available, or in certain other circumstances, securities are valued at fair value according to methods selected in good faith by the Board of Directors. Short-term securities are valued at amortized cost which approximates market value.
   Security transactions are accounted for on the trade date. Securities gains and losses are calculated on the identified-cost basis. Interest income, including level-yield amortization of premium and original issue discount, is accrued daily.
   The Funds concentrate their investments in limited geographical areas, and therefore may have more credit risk related to the economic conditions of these areas than a portfolio with broader geographical diversification.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
   Delivery and payment for securities which have been purchased by the Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments.

ORGANIZATIONAL COSTS
   Organizational costs are being amortized over 60 months on a straight line basis for Minnesota High Yield Fund.

FEDERAL TAXES
   The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes for the Funds. Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.
   For federal income tax purposes, as of December 31, 1996, Minnesota High Yield Fund had a capital loss carryover of $6,809 that will expire in 2004, Minnesota Tax Free Fund had a capital loss carryover of $2,504,886 that will expire in 2003, Minnesota Insured Fund had a capital loss carryover of $7,559,777 that will expire in 2001 through 2003 and Minnesota Limited Term Tax Free Fund had a capital loss carryover of $789,263 that will expire in 2003 if not offset by subsequent capital gains. It is unlikely that the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.
   On the statement of assets and liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made to increase undistributed net investment income and decrease additional paid-in capital $803 for Minnesota High Yield Fund.

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends declared daily from net investment income are payable monthly in cash or reinvested in additional shares of each Fund. Distribution of net short-term realized capital gains, if any, may be paid on a monthly or annual basis. Net long-term realized capital gains, when available, are distributed annually.

ILLIQUID SECURITIES
   At December 31, 1996, investments in securities for the Funds may include issues that are illiquid. The Funds currently limit investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at December 31, 1996, was $580,538 (6.0% of net assets) for Minnesota High Yield Fund, $32,635,511 (7.5% of net assets) for Minnesota Tax Free Fund, $15,528,137 (4.9% of net assets) for Minnesota Insured Fund and $1,286,501 (1.9% of net assets) for Minnesota Limited Term Tax Free Fund.

(2) SECURITIES TRANSACTIONS
   Purchase cost and proceeds from sales of securities other than short-term securities aggregated $11,535,053 and $788,477 for Minnesota High Yield Fund; $123,288,810 and $135,820,083 for Minnesota Tax Free Fund; $64,526,526 and
$59,371,079 for Minnesota Insured Fund and $19,444,151 and $22,814,613 for
Minnesota Limited Term Tax Free Fund, respectively, during the period ended December 31, 1996. Included in the cost of purchases for Minnesota Insured Fund is the cost of securities that were purchased in association with the acquisition of Great Hall Minnesota Insured Tax-Exempt Fund of $22,423,620.

(3) EXPENSES
   Each Fund has an investment advisory and management agreement with Voyageur Fund Managers, Inc. (Voyageur) under which Voyageur manages the Fund assets and provides other specified services. The fee for investment management and advisory services is paid monthly and is based on the average daily net assets of each Fund at the annual rate of .65% for Minnesota High Yield Fund, .50% for Minnesota Tax Free Fund and Minnesota Insured Fund and .40% for Minnesota Limited Term Tax Free Fund. In addition, each Fund will pay most other operating expenses including directors' fees, registration fees, printing of shareholder reports, legal and auditing services and other miscellaneous expenses. The Minnesota Insured Fund incurred portfolio insurance expense of $1,228 for the year ended December 31, 1996. Portfolio insurance expense, if any, is recognized over the premium period. Voyageur is obligated to pay all expenses of each Fund (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) which exceed 1% of average daily net assets, on an annual basis. During the period ended December 31, 1996, Voyageur absorbed $18,827 pursuant to the contractual 1% expense limitation and, excluding waiver of distribution fees, voluntarily absorbed $26,826 for Minnesota High Yield Fund.
   Each Fund will also pay a fee to Voyageur for acting as the Fund's dividend disbursing, administrative and accounting services agent. The fee is paid monthly and is equal to the sum of $1.33 per shareholder account per month, a fixed monthly fee ranging from $1,000 to $1,500 based on the level of the Fund's average daily net assets and an annualized percentage of average daily net assets at reducing rates from .11% to .02%. Each Fund is also responsible for reimbursing Voyageur's out-of-pocket expense in connection with the performance of dividend-disbursing, administrative and accounting services.
   All classes of shares have a Distribution Agreement under Rule 12b-1 of the Investment Company Act of 1940 with Voyageur Fund Distributors, Inc. (Fund Distributors). Under this plan each Fund is obligated to pay Fund Distributors a monthly distribution fee at an annual rate of .25% of each Funds' average daily net assets of the Class A Shares and 1.00% of each Funds' average daily net assets of the Class B and Class C Shares. Fund Distributors may waive all or part of its distribution fee at its sole discretion. During the period ended December 31, 1996, Fund Distributors voluntarily waived Class B distribution fees of $8,024 for Minnesota Tax Free Fund, $6,996 for Minnesota Insured Fund and $124 for Minnesota Limited Term Tax Free Fund. Minnesota High Yield Fund earned $3,267 in credits on uninvested cash balances held at the custodian during the period ended December 31, 1996 which were used to reduce certain fees for various custodial services provided by the custodian bank.
   Sales charges paid by Class A shareholders were $88,450 for Minnesota High Yield Fund, $650,734 for Minnesota Tax Free Fund, $454,762 for Minnesota Insured Fund and $71,429 for Minnesota Limited Term Tax Free Fund. Of these amounts, Fund Distributors received $20 for Minnesota High Yield Fund, $69,682 for Minnesota Tax Free Fund, $33,673 for Minnesota Insured Fund and $5,306 for Minnesota Limited Term Tax Free Fund. Contingent deferred sales charges paid by Class B shareholders were $11,641 for Minnesota Tax Free Fund and $3,613 forMinnesota Insured Fund. Contingent deferred sales charges paid by Class C shareholders were $15 for Minnesota Tax Free Fund, $411 for Minnesota Insured Fund and $421 for Minnesota Limited Term Tax Free Fund.

(4) FUND MERGER
   On November 9, 1996, Voyageur Minnesota Insured Fund acquired all of the net assets of Great Hall Minnesota Insured Tax-Exempt Fund (Great Hall Fund) pursuant to an Agreement and Plan of Reorganization approved by the Great Hall shareholders on November 6, 1996. The acquisition was accompanied to by a tax-free exchange of 2,317,110 Great Hall shares for 2,205,310 Class A shares of Minnesota Insured Fund. The aggregate net assets of Minnesota Insured Fund and Great Hall Fund before the acquisition were $295,563,851 and $23,310,124 (including $396,706 of net unrealized appreciation of investments, $627,187 of accumulated net realized loss on investments and $23,540,605 of paid-in capital for Great Hall Fund), respectively, resulting in combined net assets of $318,873,975 on November 9, 1996.

(5) PROPOSED FUND REORGANIZATION
    On January 15, 1997 Voyageur's parent, Dougherty Financial Group, Inc. ("DFG"), executed an agreement and plan of merger with Lincoln National Corporation ("LNC") pursuant to which LNC would acquire DFG, including the mutual fund investment advisory business of DFG conducted by Voyageur. This merger is subject to approval of the Fund's Board of Directors and shareholders.

(6) SHARE TRANSACTIONS
Transactions in shares of capital stock during the periods shown were as follows:


                                                            MINNESOTA HIGH YIELD FUND
                               ---------------------------------------------------------------------------
                                       CLASS A                     CLASS B                     CLASS C
                               ----------------------      ----------------------        ------------------
                                     PERIOD FROM                 PERIOD FROM                 PERIOD FROM
                                  JUNE 4, 1996* TO            JUNE 12, 1996* TO           JUNE 7, 1996* TO
                                    DECEMBER 31,                DECEMBER 31,                DECEMBER 31,
                                        1996                        1996                         1996
                               ----------------------      ----------------------        ------------------
Shares sold ..................         703,876                    267,494                       94,294
Shares issued for
   reinvested distributions ..           4,348                      1,293                          775
Shares redeemed ..............         112,030)                      --                         (6,621)
                                       -------                    --------                     --------
Increase in shares outstanding         596,194                    268,787                       88,448
                                       ========                   ========                     ========



                                                          MINNESOTA TAX FREE FUND
                                ------------------------------------------------------------------------------------
                                        CLASS A                     CLASS B                       CLASS C
                                -------------------------    ---------------------------   -------------------------
                                    YEAR          YEAR          YEAR        PERIOD FROM        YEAR          YEAR
                                   ENDED         ENDED         ENDED     MARCH 11, 1995*      ENDED         ENDED
                                DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  TO DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                    1996         1995          1996           1995            1996           1995
                                ------------  -----------   -----------   --------------   -----------   -----------
Shares sold .................    2,351,584     3,694,812       316,743       213,827       127,900       129,328
Shares issued for
   reinvested distributions      1,180,162     1,273,503        12,994         2,195         7,795         4,487
Shares redeemed .............   (5,048,128)   (4,792,882)      (40,979)       (2,107)      (70,822)      (43,826)
                                ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in
   shares outstanding .......   (1,516,382)      175,433       288,758       213,915        64,873        89,989
                                ==========    ==========    ==========    ==========    ==========    ==========







------------------------------------

* Commencement of operations.


                                                                    MINNESOTA INSURED FUND
                                   ------------------------------------------------------------------------------------
                                           CLASS A                        CLASS B                     CLASS C
                                   -------------------------    ---------------------------   -------------------------
                                       YEAR         YEAR         YEAR        PERIOD FROM        YEAR          YEAR
                                       ENDED        ENDED        ENDED     MARCH 7, 1995*       ENDED         ENDED
                                   DECEMBER 31, DECEMBER 31, DECEMBER 31,  TO DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                       1996        1995          1996            1995           1996          1995
                                   ------------  -----------   -----------   --------------   -----------   -----------
Shares sold ....................    1,875,386     2,902,567       211,514       433,849        91,722       168,194
Shares issued in connection with
   acquisition of Great Hall
   Minnesota Insured Tax-
   Exempt Fund .................    2,205,310           N/A           N/A           N/A           N/A           N/A
Shares issued for
   reinvested distributions ....      969,663     1,094,655        18,904         5,709        11,243         8,646
Shares redeemed ................   (4,947,642)   (4,895,900)      (20,425)       (5,437)     (102,914)      (40,592)
                                   ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in
   shares outstanding ..........      102,717      (898,678)      209,993       434,121            51       136,248
                                   ==========    ==========    ==========    ==========    ==========    ==========


                                                            MINNESOTA LIMITED TERM TAX FREE FUND
                                   ------------------------------------------------------------------------------------
                                           CLASS A                    CLASS B                    CLASS C
                                   ----------------------  -----------------------------  -------------------------
                                      YEAR         YEAR         YEAR        PERIOD FROM        YEAR          YEAR
                                      ENDED        ENDED        ENDED    AUGUST 15, 1995*      ENDED         ENDED
                                  DECEMBER 31, DECEMBER 31, DECEMBER 31,  TO DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                      1996         1995         1996            1995           1996          1995
                                  ------------ -----------  -----------  ---------------   -----------   -----------
Shares sold .................      803,384       834,844       34,174          2,438            78,645        51,965
Shares issued for
   reinvested distributions .      202,700       230,452          536              7             2,520         1,545
Shares redeemed .............   (1,498,234)   (2,579,455)        --               (1)          (39,981)      (23,639)
                                ----------    ----------   ----------     ----------        ----------    ----------
Increase (decrease) in
   shares outstanding .......     (492,150)   (1,514,159)      34,710          2,444            41,184        29,871
                                ==========    ==========   ==========     ==========        ==========    ==========



-----------------------------------
*  Commencement of operations.


(7)  FINANCIAL HIGHLIGHTS

     Per shares data (rounded to the nearest cent) for a share of capital stock outstanding and selected information for each period are as follows:

                                                                      MINNESOTA HIGH YIELD FUND
                                                    -----------------------------------------------------------
                                                           CLASS A            CLASS B            CLASS C
                                                    -------------------   ----------------  -------------------
                                                         PERIOD FROM       PERIOD FROM      PERIOD FROM
                                                       JUNE 4, 1996(d)  JUNE 12, 1996(d)  JUNE 7, 1996(d)
                                                       TO DECEMBER 31,   TO DECEMBER 31,  TO DECEMBER 31,
                                                            1996              1996             1996
                                                    ------------------- ----------------  -------------------
Net asset value:
   Beginning of period................................      $10.00             $9.78             $9.99
                                                         ---------         ---------         ---------

Operations:
   Net investment income..............................         .35               .29               .30
   Net realized and unrealized gain on investments....         .18               .41               .19
                                                         ---------         ---------         ---------
       Total from operations..........................         .53               .70               .49
                                                         ---------         ---------         ---------

Distributions to shareholders:
   From net investment income (a).....................        (.35)             (.29)             (.30)
                                                          ---------         ---------         ---------
Net asset value:
   End of period......................................      $10.18            $10.19            $10.18
                                                          =========         =========         =========

Total investment return (b)...........................        5.40%             7.29%             5.02%

Net assets at end of period (000's omitted)...........      $6,068            $2,738              $900

Ratios:
   Ratio of expenses to
     average daily net assets (f).....................         .24%(e)           .95%(e)           .99%(e)
   Ratio of net investment income
     to average daily net assets......................        5.78%(e)          5.14%(e)          4.90%(e)
       Assuming no voluntary waivers and reimbursements:
           Expenses (c)...............................        1.25%(e)          2.00%(e)          2.00%(e)
           Net investment income......................        4.77%(e)          4.09%(e)          3.89%(e)
Portfolio turnover rate (excluding
     short-term securities)...........................       14.97%            14.97%            14.97%

See accompanying notes to Financial Highlights.


                                                                 MINNESOTA TAX FREE FUND
                                                ----------------------------------------------------------
                                                                        CLASS A
                                                ----------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31 ,
                                                ----------------------------------------------------------

                                                    1996          1995       1994       1993        1992
                                                ------------   ----------  ---------  ---------   ---------
Net asset value:
   Beginning of period.........................     $12.63       $11.33      $12.85      $12.21    $12.07
                                                    ------       ------      ------      ------    ------

Operations:
   Net investment income.......................        .63          .62         .63         .64       .70
   Net realized and unrealized
     gain (loss) on investments................       (.23)        1.32       (1.48)        .87       .23
                                                    ------       ------      ------      ------    ------
       Total from operations...................        .40         1.94        (.85)       1.51       .93
                                                    ------       ------      ------      ------    ------

Distributions to shareholders:
   From net investment income (a)..............       (.63)        (.64)       (.61)       (.64)     (.70)
   From net realized gains.....................        --            --        (.05)       (.23)     (.09)
   In excess of net realized gains.............        --            --        (.01)         --        --
                                                    ------       ------      ------      ------    ------
     Total distributions.......................       (.63)        (.64)       (.67)       (.87)     (.79)
                                                    ------       ------      ------      ------    ------
Net asset value:
   End of period...............................     $12.40       $12.63      $11.33      $12.85    $12.21
                                                    ======       ======      ======      ======    ======

Total investment return (b)....................       3.33%       17.49%     (6.73)%      12.70%     7.97%
Net assets at end of
   period (000's omitted)......................   $428,380     $455,220   $406,497     $458,145  $331,314


Ratios:
   Ratio of expenses to
     average daily net assets (f)..............        .92%         .93%        .90%       1.02%      .96%
   Ratio of net investment income
     to average daily net assets...............       5.13%        5.11%       5.29%       5.02%     5.73%
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c)........................        .92%         .93%        .90%       1.02%     1.04%
           Net investment income...............       5.13%        5.11%       5.29%       5.02%     5.65%
Portfolio turnover rate (excluding
     short-term securities)....................      27.67%       50.84%      24.26%      31.77%    23.60%

See accompanying notes to Financial Highlights.

                                                                   MINNESOTA TAX FREE FUND
                                           ---------------------------------------------------------------------
                                                    CLASS B                                 CLASS C
                                           --------------------------  -----------------------------------------
                                                         PERIOD FROM                               PERIOD FROM
                                               YEAR       MARCH 11,        YEAR           YEAR        MAY 4,
                                               ENDED     1995(d) TO        ENDED          ENDED     1994(d) TO
                                           DECEMBER 31, DECEMBER 31,   DECEMBER 31,   DECEMBER 31, DECEMBER 31,
                                               1996         1995           1996           1995         1994
                                           -----------   -----------   -----------    -----------  ------------
Net asset value:
   Beginning of period...................    $12.62        $11.90         $12.63         $11.33        $11.96
                                             ------        ------         ------         ------        ------

Operations:
   Net investment income.................       .56           .45            .54            .53           .34
   Net realized and unrealized
     gain (loss) on investments..........      (.22)          .71           (.22)          1.32          (.61)
                                             ------        ------         ------         ------        ------
       Total from operations.............       .34          1.16            .32           1.85          (.27)
                                             ------        ------         ------         ------        ------

Distributions to shareholders:
   From net investment income (a)........      (.56)         (.44)          (.54)          (.55)         (.32)
   From net realized gains...............       --            --             --             --           (.04)
                                             ------        ------         ------         ------        ------
     Total distributions.................      (.56)         (.44)          (.54)          (.55)         (.36)
                                             ------        ------         ------         ------        ------

Net asset value:
   End of period.........................    $12.40        $12.62         $12.41         $12.63        $11.33
                                             ======        ======         ======         ======        ======

Total investment return (b)..............      2.83%         9.95%          2.64%         16.62%        (2.30)%
Net assets at end of
   period (000's omitted)................    $6,233        $2,701         $3,083         $2,319        $1,061

Ratios:
   Ratio of expenses to
     average daily net assets (f)........      1.50%         1.38%(e)       1.67%          1.67%         1.72%(e)
   Ratio of net investment income
     to average daily net assets.........      4.53%         4.43%(e)       4.38%          4.33%         4.56%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c)..................      1.67%         1.63%(e)       1.67%          1.67%         1.72%(e)
           Net investment income.........      4.36%         4.18%(e)       4.38%          4.33%         4.56%(e)
Portfolio turnover rate (excluding
     short-term securities)..............     27.67%        50.84%         27.67%         50.84%        24.26%

See accompanying notes to Financial Highlights.


                                                                 MINNESOTA INSURED FUND
                                                 --------------------------------------------------------
                                                                      CLASS A
                                                 --------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31 ,
                                                 --------------------------------------------------------
                                                     1996          1995      1994       1993       1992
                                                 -----------    ---------  ---------  --------   --------
Net asset value:
   Beginning of period........................      $10.73       $ 9.61     $11.02     $10.27     $10.07
                                                    ------       ------     ------     ------     ------

Operations:
   Net investment income.......................        .52          .51        .54        .54        .59
   Net realized and unrealized
     gain (loss) on investments................       (.13)        1.14      (1.39)       .84        .25
                                                    ------       ------     ------     ------     ------
       Total from operations...................        .39         1.65       (.85)      1.38        .84
                                                    ------       ------     ------     ------     ------

Distributions to shareholders:
   From net investment income (a)..............       (.52)        (.53)      (.52)      (.54)      (.59)
   From net realized gains....................         --           --        (.04)      (.09)      (.05)
                                                    ------       ------     ------     ------     ------
     Total distributions.......................       (.52)        (.53)      (.56)      (.63)      (.64)
                                                    ------       ------     ------     ------     ------

Net asset value:
   End of period...............................     $10.60       $10.73     $ 9.61     $11.02     $10.27
                                                    ======       ======     ======     ======     ======

Total investment return (b)....................       3.75%       17.52 %    (7.88)%    13.80%      8.57%
Net assets at end of
   period (000's omitted)......................   $304,877     $307,734   $284,132   $311,187   $162,728

Ratios:
   Ratio of expenses to
     average daily net assets (f)..............        .92%         .87%       .61%       .70%       .37%
   Ratio of net investment income
     to average daily net assets...............       4.93%        4.92%      5.29%      4.93%      5.66%
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c)........................        .92%         .92%       .94%      1.02%      1.06%
           Net investment income...............       4.93%        4.87%      4.96%      4.61%      4.97%
Portfolio turnover rate (excluding
     short-term securities)....................      14.04%       53.72%     24.75%     18.25%     14.11%


See accompanying notes to Financial Highlights.


                                                                MINNESOTA INSURED FUND
                                           ---------------------------------------------------------------------
                                                   CLASS B                             CLASS C
                                           --------------------------  -----------------------------------------
                                                        PERIOD FROM                               PERIOD FROM
                                              YEAR        MARCH 7,       YEAR          YEAR          MAY 4,
                                              ENDED      1995(D) TO      ENDED         ENDED       1994(D) TO
                                           DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                               1996         1995          1996            1995         1994
                                           -----------   -----------   -----------    -----------  ------------
Net asset value:
   Beginning of period....................   $10.72        $10.14        $10.73          $9.61        $10.23
                                             ------        ------        ------          -----        ------

Operations:
   Net investment income..................      .45           .38           .44            .43           .30
   Net realized and unrealized
     gain (loss) on investments...........     (.14)          .58          (.13)          1.14          (.62)
                                             ------        ------        ------          -----        ------
       Total from operations..............      .31           .96           .31            1.57          (.32)
                                             ------        ------        ------          -----        ------

Distributions to shareholders:
   From net investment income (a).........     (.45)         (.38)         (.44)          (.45)         (.28)
   From net realized gains................       --           --             --            --           (.02)
                                             ------        ------        ------          -----        ------
     Total distributions..................     (.45)         (.38)         (.44)          (.45)         (.30)
                                             ------        ------        ------          -----        ------

Net asset value:
   End of period..........................   $10.58        $10.72        $10.60         $10.73         $9.61
                                             ======        ======        ======         ======         =====

Total investment return (b)...............     3.03%         9.59%         2.98%         16.63%        (3.14)%
Net assets at end of
   period (000's omitted).................   $6,817        $4,655        $3,126         $3,166        $1,525

Ratios:
   Ratio of expenses to
     average daily net assets (f).........     1.56%         1.34%(e)      1.68%          1.66%         1.36%(e)
   Ratio of net investment income
     to average daily net assets..........     4.29%         4.15%(e)      4.18%          4.11%         4.68%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c)...................     1.68%         1.64%(e)      1.68%          1.67%         1.68%(e)
           Net investment income..........     4.17%         3.85%(e)      4.18%          4.10%         4.36%(e)
Portfolio turnover rate (excluding
     short-term securities)...............    14.04%        53.72%        14.04%         53.72%        24.75%

See accompanying notes to Financial Highlights.


                                                            MINNESOTA LIMITED TERM TAX FREE FUND
                                                 --------------------------------------------------------
                                                                         CLASS A
                                                 --------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31 ,
                                                 --------------------------------------------------------
                                                     1996          1995      1994       1993       1992
                                                 -----------    ---------  ---------  --------   --------
Net asset value:
   Beginning of period.........................     $11.14        $10.50    $11.16     $10.83     $10.69
                                                    ------        ------    ------     ------     ------

Operations:
   Net investment income.......................        .51           .51       .45        .47        .51
   Net realized and unrealized
     gain (loss) on investments................       (.15)          .64      (.66)       .37        .18
                                                    ------        ------    ------     ------     ------
       Total from operations...................        .36          1.15      (.21)       .84        .69
                                                    ------        ------    ------     ------     ------

Distributions to shareholders:
   From net investment income (a)..............       (.51)         (.51)     (.45)      (.47)      (.51)
   From net realized gains.....................        --            --        --        (.04)      (.04)
                                                    ------        ------    ------     ------     ------
     Total distributions.......................       (.51)         (.51)     (.45)      (.51)      (.55)
                                                    ------        ------    ------     ------     ------

Net asset value:
   End of period...............................     $10.99        $11.14    $10.50     $11.16     $10.83
                                                    ======        ======    ======     ======     ======

Total investment return (b)....................       3.46%        11.00%    (1.91)%     7.88%      6.62%
Net assets at end of
   period (000's omitted)......................    $66,024       $72,405  $84,168     $75,374    $48,210

Ratios:
   Ratio of expenses to
     average daily net assets (f)..............        .89%          .91%      .92%       .99%      1.09%
   Ratio of net investment income
     to average daily net assets...............       4.69%         4.61%     4.18%      4.18%      4.71%
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c)........................        .89%          .91%      .92%       .99%      1.09%
           Net investment income...............       4.69%         4.61%     4.18%      4.18%      4.71%
Portfolio turnover rate (excluding
     short-term securities)....................      28.18%        40.28%    42.06%     19.13%     25.56%

See accompanying notes to Financial Highlights.


                                                            MINNESOTA LIMITED TERM TAX FREE FUND
                                       -----------------------------------------------------------------------------------
                                                    CLASS B                            CLASS C
                                           --------------------------  -----------------------------------------
                                                        PERIOD FROM                              PERIOD FROM
                                              YEAR       AUGUST 15,      YEAR         YEAR         APRIL 30,
                                              ENDED      1995(d) TO      ENDED        ENDED       1994(d) TO
                                           DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31,   DECEMBER 31,
                                              1996           1995          1996           1995        1994
                                           -----------   -----------   -----------    -----------  ------------
Net asset value:
   Beginning of period....................   $11.14         $10.95        $11.13       $10.50        $10.74
                                             ------         ------        ------       ------        ------

Operations:
   Net investment income..................      .44            .17           .43          .42           .24
   Net realized and unrealized
     gain (loss) on investments...........     (.15)           .19          (.14)         .63          (.24)
                                             ------         ------        ------       ------        ------
       Total from operations..............      .29            .36           .29         1.05           --
                                             ------         ------        ------       ------        ------

Distributions to shareholders:
   From net investment income (a).........     (.44)          (.17)         (.43)        (.42)         (.24)
                                             ------         ------        ------       ------        ------
       Total distributions................     (.44)          (.17)         (.43)        (.42)         (.24)
                                             ------         ------        ------       ------        ------

Net asset value:
   End of period..........................   $10.99         $11.14        $10.99       $11.13        $10.50
                                             ======         ======        ======       ======        ======

Total investment return (b)...............     2.74%          3.26%         2.69%       10.18%        (0.03)%
Net assets at end of
   period (000's omitted).................     $408            $27        $1,137         $694          $341

Ratios:
   Ratio of expenses to
     average daily net assets (f).........     1.56%          1.30%(e)      1.64%        1.63%         1.71%(e)
   Ratio of net investment income
     to average daily net assets..........     3.99%          3.93%(e)      3.94%        3.82%         3.35%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c)...................     1.62%          1.55%(e)      1.64%        1.63%         1.71%(e)
           Net investment income..........     3.93%          3.68%(e)      3.94%        3.82%         3.35%(e)
Portfolio turnover rate (excluding
     short-term securities)...............    28.18%         40.28%        28.18%       40.28%        42.05%



See accompanying notes to Financial Highlights.


NOTES TO FINANCIAL HIGHLIGHTS

(a) For federal income tax purposes, all of the distributions from net investment income were derived from interest on securities exempt from federal income tax.
(b) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(c) Voyageur and Fund Distributors voluntarily waived or reimbursed a portion of expenses during several periods presented. The annual contractual expense limit for the Funds (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) is 1.00% of average daily net assets. The maximum distribution fee is .25% of each Fund's average daily net assets for Class A Shares and 1.00% of each Fund's average daily net assets for Class B and Class C Shares.
(d)  Commencement of operations.
(e)  Annualized.
(f) Beginning in the year ended December 31, 1995, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Funds. Prior period expense ratios have not been adjusted.



VOYAGEUR MINNESOTA HIGH YIELD MUNICIPAL BOND FUND
INVESTMENTS IN SECURITIES                                                                         DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                       COUPON                    MARKET
    ($000)   NAME OF ISSUER (d)                                                   RATE        MATURITY    VALUE (a)
-------------------------------------------------------------------------------------------------------------------


             (PERCENTAGE OF EACH INVESTMENT CATEGORY RELATES TO TOTAL NET ASSETS.)
             MINNESOTA MUNICIPAL BONDS (111.6%):
             GENERAL OBLIGATION (4.2%):
             ------------------------------------------------------------------------------------------------------

$     100    Esko Independent School District #99 (FSA Insured)...............    5.75%      04-01-17    $  101,500
      100    Inver Grove Heights Series A.....................................    5.75       02-01-13       101,500
      100    Stewartville Independent School District Series A................    5.75       02-01-12       102,375
      100    Waconia Independent School District Series 93A (FSA Insured).....    5.45       02-01-15       100,250
                                                                                                            -------
                                                                                                            405,625
                                                                                                            -------

             EDUCATION (2.1%):
             ------------------------------------------------------------------------------------------------------

      100    Minnesota Higher Education Facility Macalaster College 4C........    5.50       03-01-12        99,000
      100    Minnesota State University System Revenue Bonds 93A..............    6.10       06-30-23       101,250
                                                                                                            -------
                                                                                                            200,250
                                                                                                            -------
             HEALTH CARE (43.9%):
             -------------------------------------------------------------------------------------------------------

      125    Cambridge Healthcare Facility Revenue-Grandview Christian Home...    7.25       09-01-26       126,250
      100    Cannon Falls Nursing Home-Fransican Health Community Project.....    7.25       07-01-21       102,375
      325    Duluth St. Francis Health Care Facility..........................    6.75       12-01-17       324,188
      750    Fergus Falls Health Care Facility Revenue-Lake Region Hospital...    6.50       09-01-18       766,875
      250    Little Canada Senior Facility Residence 1992-Pres. Home..........    7.25       07-01-12       252,500
      300    Mankato Health Facilities Revenue Series A-Lutheran Homes........    6.88       10-01-26       299,625
      150    Minneapolis Health Care American Baptist Homes...................    8.70       11-01-09       165,375
      100    Robbinsdale North Memorial Medical Center (AMBAC Insured)  . . . .   5.50       05-15-23        97,250
      300    St. Louis Park Methodist Hospital (AMBAC Insured)................    5.10       07-01-13       278,062
      750    St. Paul Housing and Redevelopment Hospital Health East..........    6.63       11-01-17       765,000
      150    Springfield St. John's Lutheran Home Revenue.....................    8.50       11-01-19       158,438
      660    Waconia Good Samaritan Housing and Redevelopment.................    6.00       06-01-14       662,475
      250    Wadena County Health Care Facility...............................    7.75       09-01-24       263,125
                                                                                                          ---------
                                                                                                          4,261,538
                                                                                                          ---------

             HOUSING (38.3%):
             ------------------------------------------------------------------------------------------------------

      370    Brooklyn Center Four Court Multifamily Housing...................7.50(e)        06-01-25       370,925
      300    Chanhassen Multifamily Housing Heritage Park.....................6.20(e)        07-01-30       301,875
      293    Eden Prairie Multifamily Housing Subordinated-Tanager Creek  . . . .8.00(b)     06-20-31       296,663
      250    Minneapolis Multifamily Housing Olson Townhomes..................6.00(e)        12-01-19       246,562
      300    Minneapolis Multifamily Housing Nicollet Towers Section 8........    6.00       12-01-19       299,625
      100    Minnesota Housing Finance Authority Single Family
                Mortgage Series E.............................................    6.25(e)    01-01-23       100,875
      100    Minnesota Housing Finance Authority Single Family Housing........    5.88       01-01-17        99,250
      200    Minnetonka Multifamily Housing Beacon Hill.......................    7.55       06-01-19       212,250
      300    New Brighton Multifamily Polynesian Village......................7.60(e)        04-01-25       303,750
      135    St. Anthony Multifamily Housing Chandler (GNMA Insured)..........    6.05       11-20-16       136,856
      125    St. Louis Park Multifamily Mortgage Revenue......................    5.50       11-01-13       121,250
      205    Stillwater Multifamily Housing Cottages..........................    6.75       11-01-11       203,719
      680    Stillwater Multifamily Housing Cottages..........................7.00(l)        11-01-16       680,000
      340    Stillwater Multifamily Housing Cottages..........................    7.00       11-01-27       340,000
                                                                                                          ---------
                                                                                                          3,713,600
                                                                                                          ---------

             UTILITIES (10.4%):
             ------------------------------------------------------------------------------------------------------

      605    Bass Brook PCR for Minnesota Power and Light Revenue.............    6.00%      07-01-22    $  608,025
      100    Southern Minnesota Municipal Power Agency Revenue
                (FGIC Insured)................................................    5.75       01-01-18       100,375
      300    Western Municipal Power Agency Revenue...........................    6.13       01-01-16       300,453
                                                                                                          ---------
                                                                                                          1,008,853
                                                                                                          ---------
             INDUSTRIAL (2.9%):
             ------------------------------------------------------------------------------------------------------

      300    Red Wing IDR Kmart (First Mortgage)..............................    5.50(b)    07-01-08       283,875
                                                                                                         ----------

             CERTIFICATES OF PARTICIPATION (6.0%):
             ------------------------------------------------------------------------------------------------------

      400    Beltrami County..................................................    6.10       02-01-12       455,400
      125    Rice County......................................................    6.00       12-01-21       127,187
                                                                                                         ----------
                                                                                                            582,587
                                                                                                         ----------

             OTHER (3.8%):
                              ----------------------------------------------------------------------------------------------------

      365    Woodbury Golf Course Revenue.....................................    6.75       02-01-22       372,300
                                                                                                         ----------





                TOTAL INVESTMENTS IN SECURITIES (cost:$10,739,767) (f)                                 $ 10,828,628
                                                                                                       ============





See accompanying notes to investments in securities.




VOYAGEUR MINNESOTA TAX FREE FUND
INVESTMENTS IN SECURITIES                                                                         DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                         COUPON                  MARKET
    ($000)   NAME OF ISSUER (d)                                                     RATE     MATURITY     VALUE (a)
-------------------------------------------------------------------------------------------------------------------

             (PERCENTAGE OF EACH INVESTMENT CATEGORY RELATES TO TOTAL NET ASSETS.)
             MUNICIPAL BONDS (99.4%):
             ESCROWED WITH U.S. GOVERNMENT BONDS (9.2%):
             ------------------------------------------------------------------------------------------------------

 $  1,000    Anoka County Capital Improvement....................................   7.20%    02-01-99   $ 1,054,970
      250    Blaine IDR (Ball Corp) .............................................   8.25     12-01-99       274,800
      300    Blaine IDR (Ball Corp)..............................................   8.25     12-01-00       337,778
      500    Bloomington Tax Increment ..........................................   9.75     02-01-05       654,140
      390    Brainerd Independent School District #181...........................   7.00     06-01-01       427,712
    1,000    Hopkins Senior Multifamily Facilities Augustana Home................   9.00     07-01-97     1,043,170
      575    Kimball Independent School District #739 ...........................   7.70     02-01-98       595,619
      525    Kimball Independent School District #739............................   7.60     02-01-98       543,283
      500    Little Falls Independent School District #482 (AMBAC Insured).......   6.80     02-01-99       526,120
    1,990    Minnesota Public Facility Authority Water PCA.......................   7.10     03-01-00     2,183,586
    5,220    Minnesota Public Facility Authority Water PCA ......................   6.95     03-01-01     5,792,216
   10,000    Maplewood Independent School District #622 (FSA Insured)............   7.10     02-01-25    11,516,100
    1,255    Northfield College Facility Revenue - St. Olaf College..............   7.88     10-01-98     1,330,676
      860    Northfield College Facility Revenue - St. Olaf College..............   8.00     10-01-98       913,637
    1,000    Owatonna Public Utilities...........................................   6.75     01-01-01     1,080,880
      750    Rockford Independent School District #883...........................   7.20     12-15-98       793,230
    1,000    Southern Minnesota Muni Power Agency Power Supply
                (MBIA Insured)...................................................   5.75     01-01-16     1,011,470
      990    Southern Minnesota Municipal Power Agency (AMBAC Insured)...........   5.50     01-01-15       987,188
    1,000    St. Cloud Independent School District #742 .........................   7.50     02-01-98     1,032,200
      775    St. Louis Park Methodist Hospital (AMBAC Insured)...................   7.25     07-01-00       860,041
      825    St. Paul Civic Center Revenue Sales Tax (MBIA Insured)..............   5.55     11-01-23       809,135
    2,175    St. Paul Sewer Revenue Series 88A...................................   8.00     12-01-98     2,343,345
    1,500    University of Minnesota Revenue Refunding...........................   6.00     02-01-11     1,500,000
    1,560    Wayzata Independent School District #284............................   7.10     02-01-99     1,641,120
      625    Wayzata Independent School District #284 ...........................   7.05     02-01-99       656,888
      185    Western Minnesota Municipal Power Agency (MBIA Insured).............   9.75     01-01-16       276,923
                                                                                                         ----------
                                                                                                         40,186,227
                                                                                                         ----------

             GENERAL OBLIGATION (20.4%):
             ------------------------------------------------------------------------------------------------------

    1,805    Centennial Independent School District #12 (FGIC Insured)..........    4.88     02-01-10     1,713,649
    2,850    Chaska Independent School District #112 (FGIC Insured).............    5.25     02-01-11     2,797,104
    5,085    Chaska Independent School District #112 (FGIC Insured).............    5.38     02-01-14     4,992,911
    1,000    Faribault Independent School District #656 (MN School
                District Credit Enhanced).......................................    6.10     06-01-10     1,059,060
    3,500    Farmington Independent School District #192 (AMBAC Insured)........    5.13     02-01-15     3,314,325
             Hennepin County 7,990..............................................    5.75     10-01-10     8,240,566
    3,675    Hopkins Independent School District #270 (MBIA Insured)............    4.88     02-01-13     3,443,071
    1,700    Hutchinson Independent School District Series A (MN School
                District Enhanced)..............................................    5.85%    02-01-18     1,731,127
    2,350    Kenyon Wanamingo Independent School District (MBIA Insured)........    6.00     02-01-18     2,413,309
    4,250    Lakeville Independent School District #194, Inverse Floater
                (MBIA Insured)..................................................    5.67(m)  02-01-15     3,883,523
    1,540    Mahtomedi Independent School District  #832 Series B Zero
                Coupon (MBIA Insured)...........................................    5.90(g)  02-01-14       602,910
    1,015    Milaca Independent School District #912 (FSA Insured)..............    5.50     02-01-20     1,010,615
      850    Minneapolis Convention Center Facilities, Inverse Floater .........    6.27(m)  04-01-14       853,366
    2,000    Minneapolis Series B...............................................    5.20     03-01-13     1,966,200
    4,220    Minneapolis Sports Arena Project, Inverse Floater..................    5.62(m)  10-01-20     3,810,069
      580    Minneapolis Sports Arena Project, Inverse Floater..................    5.57(m)  04-01-14       543,709
    1,750    Minneapolis Unlimited Tax Series 1992 .............................    6.30     10-01-08     1,880,533
    4,550    Minnetonka Independent School District #276 (FSA Insured)..........    5.75     02-02-22     4,609,287
    1,555    New Ulm Independent School District #88 (FSA Insured)..............    5.50     02-01-17     1,555,435
    1,540    North Branch Independent School District #138 (FGIC Insured).......    5.50     02-01-12     1,545,898
    2,000    North Branch Independent School District #138 (FGIC Insured).......    5.63     02-01-17     2,010,460
    2,250    North St. Paul, Maplewood Independent School District #622,
                Inverse Floater.................................................    5.62(m)  02-01-20     1,876,298
      240    Pine Island Independent School District #255 (FSA Insured).........    6.63     06-01-12       253,385
      310    Pine Island Independent School District #255 (FSA Insured).........    6.63     06-01-13       326,979
      330    Pine Island Independent School District #255 (FSA Insured).........    6.63     06-01-14       348,404
      355    Pine Island Independent School District #255 (FSA Insured).........    6.63     06-01-15       373,375
      380    Pine Island Independent School District #255 (FSA Insured).........    6.63     06-01-16       399,669
      385    Plainview Independent School District #810.........................    6.70     02-01-06       416,763
      420    Plainview Independent School District #810.........................    6.75     02-01-07       456,225
      445    Plainview Independent School District #810.........................    6.75     02-01-08       483,381
    1,000    Rochester Tax Increment............................................    6.50     12-01-04     1,026,910
    4,000    Rosemount Independent School District #196, Inverse Floater........    7.12(m)  04-01-15     4,156,160
    1,375    Rosemount - Apple Valley Independent School District #196
                (FSA Insured)...................................................    5.88     04-01-15     1,406,818
    2,600    Rosemount Independent School District #196 Series B Zero
                Coupon (FSA Insured)............................................    5.93(g)  04-01-11     1,214,330
    1,850    Rosemount Independent School District #196 Zero
                Coupon (FSA Insured)............................................    5.96(g)  04-01-12       812,983
    1,915    Rosemount Independent School District #196 Zero
                Coupon (FSA Insured)............................................    6.01(g)  04-01-13       791,067
      540    Sartell Independent School District #748 Zero Coupon
                 (MBIA Insured).................................................    5.98(g)  02-01-13       225,104
    1,075    Sartell Independent School District #748 Zero Coupon
                (MBIA Insured)..................................................    6.10(g)  02-01-15       396,621
    1,750    Sartell Independent School District #748 Zero Coupon
                 (MBIA Insured).................................................    6.15(g)  02-01-16       608,160
    1,600    Sartell Independent School District #748 Zero Coupon
                (MBIA Insured)..................................................    6.15(g)% 02-01-17       523,504
    1,850    Sartell Independent School District #748 Series A
                (MBIA Insured)..................................................    5.75     02-01-15     1,882,597
    1,310    South Washington County Independent School District #833
                (FGIC Insured)..................................................    4.88     06-01-12     1,222,387
    1,350    South Washington County Independent School District #833
                (FGIC Insured)..................................................    4.88     06-01-13     1,251,950
    2,170    South Washington County Independent School District #833
                (FGIC Insured)..................................................    4.88     06-01-14     2,000,241
    1,000    Spring Lake Park Independent  School District #16, Inverse Floater
                (MBIA Insured)..................................................    5.87(m)  02-01-17       944,340
    3,000    Stillwater Independent School District #834 (MBIA Insured).........    5.75     02-01-15     3,048,210
    1,025    Stillwater Series A (FSA Insured)..................................    5.38     02-01-17     1,013,182
    1,025    Stillwater Series A (FSA Insured)..................................    5.38     02-01-21     1,002,358
    3,250    Waseca Independent School District #829 (MBIA Insured).............    5.50     04-01-17     3,251,820
    1,680    Washington County .................................................    5.90     02-01-10     1,733,256
    2,000    White Bear Lake Independent School District #624 (FSA Insured).....    5.30     02-01-14     1,948,440
                                                                                                         ----------
                                                                                                         89,372,044
                                                                                                         ----------

             UTILITIES (17.7%):
             ------------------------------------------------------------------------------------------------------

    1,750    Bass Brook Pollution Control Revenue, Minnesota Power & Light
                (MBIA Insured)................................................      6.00     07-01-22     1,783,320
   17,490    Bass Brook Pollution Control Revenue Rfg., Minnesota Power and
                Light ........................................................      6.00     07-01-22    17,476,183
    3,815    Northern Minnesota Municipal Power Agency Zero Coupon
                (AMBAC Insured)...............................................      5.85(g)  01-01-09     2,035,570
    5,875    Northern Minnesota Municipal Power Agency Series 89A.............      7.25     01-01-16     6,271,563
   13,500    Northern Minnesota Municipal Power Agency Series B
                (AMBAC Insured)...............................................      5.50     01-01-18    13,326,255
    2,000    Puerto Rico Aqueduct & Sewer Authority...........................      5.00     07-01-15     1,870,540
    3,000    Puerto Rico Aqueduct & Sewer Authority...........................      5.00     07-01-19     2,742,750
    1,500    Puerto Rico Electric Power Authority.............................      5.25     07-01-21     1,387,290
    2,930    Puerto Rico Electric Power Authority.............................      5.50     07-01-25     2,800,289
    3,880    Southern Minnesota Municipal Power Agency Revenue
                Series A (FGIC Insured).......................................      5.75     01-01-18     3,695,079
    1,125    Southern Minnesota Municipal Power Agency Series B
                (FGIC Insured)................................................      5.00     01-01-13     1,066,253
    1,560    Southern Minnesota Municipal Power Agency Supply System
                (AMBAC Insured)...............................................      5.50     01-01-15     1,537,240
    7,200    Southern Minnesota Municipal Power Agency (MBIA Insured).........      4.75     01-01-16     6,474,456
    2,000    Southern Minnesota Municipal Power Agency (FGIC Insured).........      5.75     01-01-18     2,010,780
    9,770    Southern Minnesota Municipal Power Agency (MBIA Insured).........      5.75     01-01-18     9,822,660
    4,785    Southern Minnesota Municipal Power Agency Zero Coupon
                (MBIA Insured)................................................      6.77(g)% 01-01-19      1,358,365
    5,000    Southern Minnesota Municipal Power Agency Zero Coupon
                (MBIA Insured)................................................      6.14(g)  01-01-21      1,265,800
      550    Western Minnesota Municipal Power Agency Revenue ................      6.13     01-01-16        550,017
                                                                                                          ----------
                                                                                                          77,474,410
                                                                                                          ----------

             INDUSTRIAL (8.8%):
             -------------------------------------------------------------------------------------------------------

    1,000    Anoka Resource Recovery Revenue for NSP Series 85................      7.15     12-01-08     1,071,040
    2,000    Becker Pollution Control Revenue for NSP Series 89A..............      6.80     04-01-07     2,132,500
   14,000    Cloquet Pollution Control Revenue for Potlatch Corporation.......      5.90     10-01-26    14,033,740
    4,500    Duluth Seaway Port Authority Revenue for Cargill, Inc............      6.13     05-01-14     4,686,840
    1,000    East Grand Forks for American Crystal Sugar Pollution Control
                Revenue.......................................................      7.75     04-01-18     1,079,070
    1,430    Minneapolis Community Development Agency Common Bond Fund
                Series 86-1 (Fireman's Fund Insured)..........................      7.63     06-01-06     1,471,113
    1,000    Minnesota Public Facilities Water Pollution Control..............      5.38     03-01-14       992,730
    4,400    Minnesota Public Facilities Water Pollution Control..............      6.25     03-01-16     4,670,468
    2,200    Richfield CDR for Richfield Shoppes..............................      8.38(j)  10-01-13     2,395,250
    4,574    St. Cloud CDR for Northwest Center Association...................      7.50(b)  08-01-12     4,716,908
    1,300    St. Paul Port Authority Fort Road Medical/Twin Parks
                (Asset Guaranty Reinsurance)..................................      7.50     09-01-02     1,380,977
                                                                                                         ----------
                                                                                                         38,630,636
                                                                                                         ----------

             HEALTH CARE (22.8%):
             ------------------------------------------------------------------------------------------------------

    1,000    Albert Lea St. John's Lutheran Home Project......................      8.50     11-01-19     1,067,500
      600    Bemidji Hospital Facilities Revenue North County Health..........      6.05     09-01-16       606,990
    1,825    Bemidji Hospital Facilities Revenue North County Health..........      6.05     09-01-24     1,832,135
    1,760    Bemidji Hospital Facilities Revenue North County Health..........      5.63     09-01-15     1,726,982
    2,435    Bemidji Hospital Facilities Revenue North County Health..........      5.63     09-01-21     2,344,686
    2,250    Brainerd Benedictine Health Systems for St. Joseph's Hospital
                (Connie Lee Insured)..........................................      6.00     02-15-12     2,321,168
    9,450    Duluth Benedictine/St. Mary's Health (Connie Lee Insured)........      6.00     02-15-20     9,636,921
    4,295    Duluth Economic Development Authority St. Luke's Hospital
                (Connie Lee Insured)..........................................      6.40     05-01-18     4,526,243
    2,500    Edina Fairview Hospital Revenue..................................      7.13     07-01-19     2,687,500
      500    Glencoe/McLeod County Health Care................................      8.50     12-01-15       542,335
    1,000    Little Canada Health Care 1992 (Presbyterian Homes Guaranteed)...      7.25     07-01-12     1,010,000
    3,000    Minneapolis Fairview Hospital Revenue (MBIA Insured).............      6.50     01-01-11     3,206,220
    4,000    Minneapolis Fairview Hospital Revenue Series 1993A
                (MBIA Insured)................................................      5.25     11-15-13     3,874,960
    2,485    Minneapolis Health Care-American Baptist Homes...................      8.70%    11-01-09     2,690,013
    1,360    Minneapolis/St. Paul HRA HealthOne Obligated Group
                (MBIA Insured)................................................      7.40     08-15-11     1,504,500
    1,045    Minneapolis/St. Paul HRA Children's Hospital
                (FSA Insured).................................................      5.50     08-15-25     1,014,173
    6,500    Minneapolis/St. Paul HRA Children's Hospital Health Care, Inverse
                Floater.......................................................      6.37(m)  08-15-25     6,206,070
   10,725    Robbinsdale North Memorial Medical Center (AMBAC Insured)........      5.50     05-15-23    10,419,123
    6,000    Rochester Mayo Health Care Revenue Series 92H....................      6.03     11-15-15     6,208,740
    5,900    Rochester Mayo Foundation, Series 1992 D.........................      6.25     11-15-21     6,159,659
    2,000    Roseville Presbyterian Homes, Inc. Health Care Project
                (Presbyterian Homes Guaranteed)...............................      7.50     05-01-07     2,022,500
      600    Spring Park Twin Birch Nursing Home
                (Presbyterian Homes Guaranteed)...............................      8.25     08-01-11       637,500
      600    Springfield St. John's Lutheran Home Project.....................      8.50     11-01-19       636,126
   10,250    St. Cloud Hospital Facilities Revenue for St. Cloud Hospital
                (AMBAC Insured)...............................................      5.30     10-01-20     9,753,798
    7,300    St. Louis Park Methodist Hospital (AMBAC Insured)................      5.10     07-01-13     6,743,375
   11,220    St. Louis Park Methodist Hospital (AMBAC Insured)................      5.20     07-01-23    10,457,825
                                                                                                        -----------
                                                                                                         99,837,042
                                                                                                        -----------

             HOUSING (15.5%):
             ------------------------------------------------------------------------------------------------------

      500    Austin Housing and Redevelopment Authority Courtyard
                Residence Series 95A..........................................      7.25     01-01-26       509,080
    1,010    Beltrami County .................................................      6.20     02-01-14     1,002,385
    2,500    Brooklyn Center Multifamily Housing Revenue Ponds Family
                Housing Project-Section 8.....................................      5.90     01-01-20     2,451,300
    3,370    Burnsville Multifamily - Bridgeway Apartments (FHA Insured)......      7.63     02-01-24     3,491,084
    1,000    Burnsville Multifamily- Coventry Court Apartments Project
                (FHA Insured).................................................      7.50     09-01-17     1,050,120
      175    Dakota County Housing and Redevelopment Authority Single
                Family (GNMA Backed)..........................................      8.10     03-01-16       183,717
    1,000    Eagan Forest Ridge Apartments Project (FHA Insured)..............      7.50     09-01-17     1,050,120
      400    Eden Prairie Multifamily Revenue, Eden Investments (FHA Insured).      7.40     08-01-25       422,224
    1,585    Eden Prairie Multifamily Windslope Apartments -Section 8.........      7.10     11-01-17     1,651,110
    7,605    Eden Prairie Multifamily Homes, Tanager Creek (GNMA Insured).....      8.05     06-20-31     8,728,030
      497    Eden Prairie Multifamily Homes Subordinated Tanager Creek........      8.00(b)  06-20-31       505,076
    1,615    Edina Park Plaza Multifamily Housing (FHA Insured)...............      7.50     12-01-09     1,726,322
    1,250    Edina Park Plaza Multifamily Housing (FHA Insured)...............      7.70     12-01-28     1,317,213
    1,000    Hopkins Renaissance Multifamily Housing-Section 8................      6.38     04-01-20     1,016,020
    1,000    Maplewood Hazel Ridge Apartments Multifamily Housing.............      9.25     12-01-00(c)  1,036,990
    1,000    Minneapolis Housing Facility Revenue 1993 Augustana Chapel View        7.00     04-01-18     1,002,670
    4,000    Minneapolis Multifamily Mortgage Seward Towers (GNMA Backed)           7.38     12-20-30     4,226,760
    2,000    Minneapolis-Nicollet  Multifamily Housing .......................      6.00     12-01-19     2,006,620
    1,000    Minnesota Housing Finance Agency Housing Development
                Series A -Section 8...........................................      7.80%    08-01-18     1,031,720
    1,500    Minnesota Housing Finance Agency Multifamily Housing.............      6.95     02-01-14     1,569,225
      745    Minnesota Housing Finance Agency Multifamily Housing Series 92A        6.95     08-01-17       771,507
    1,205    Minnesota Housing Finance Agency Rental Housing Series B.........      6.25     08-01-22     1,211,856
      450    Minnesota Housing Finance Agency Single Family Mortgage
                Series C......................................................      7.65     07-01-08       481,685
      360    Minnesota Housing Finance Agency Single Family Mortgage..........      7.30     07-01-09       377,212
      180    Minnesota Housing Finance Agency Single Family Mortgage
                Series B......................................................      7.30     07-01-10       188,606
    1,010    Minnesota Housing Finance Agency Single Family Mortgage
                Series 91C....................................................      7.10     07-01-11     1,064,449
      955    Minnesota Housing Finance Agency Single Family Mortgage
                86 Series B...................................................      7.25     07-01-16       968,876
    2,000    Minnetonka Multifamily - Beacon Hill Project (Presbyterian Homes
                Guaranteed)...................................................      7.70     06-01-25     2,078,320
    1,500    Red Wing Housing and Redevelopment Agency Jordan
                Tower -Section 8 Series 1992..................................      7.00     01-01-19     1,553,880
    2,250    St. Cloud Germain Towers Housing Series 1993 -Section 8..........      5.90     09-01-20     2,170,913
    2,045    St. Cloud Housing and Redevelopment Agency Northway
                A&B Project -Section 8........................................      7.50     12-01-18     2,083,344
    1,000    Stillwater Multifamily Housing Stillwater Cottages...............      7.00     11-01-27     1,002,250
    3,855    St. Louis Park Multifamily Housing Revenue (FHA Insured).........      6.25     12-01-28     3,913,789
    3,865    St. Louis Park Multifamily Westwind Apartments Housing
                (GNMA Backed).................................................      5.75     01-01-29     3,792,879
    1,848    St. Louis Park Single Family (GNMA Backed).......................      7.25     04-20-23     1,951,876
    1,000    St. Paul Housing and Redevelopment Agency Como Lake Project
                (FHA Insured).................................................      7.01(i)  03-01-26       930,000
       71    St. Paul Housing and Redevelopment Agency Single Family
                Mortgage (FNMA Backed)........................................      6.90     12-01-11        74,973
    1,735    St. Paul Housing and Redevelopment Agency Single Family
                Mortgage (FNMA Backed)........................................      6.90     12-01-21     1,811,323
    2,130    Wadena Housing and Redevelopment Agency Humphrey
                Manor -Section 8..............................................      6.00     02-01-19     2,079,519
    1,100    Wells Housing and Redevelopment Agency Broadway Apartment
                 Project -Section 8...........................................      7.00     01-01-19     1,155,506
    2,050    Willmar Housing and Redevelopment Agency Highland
                Apartments -Section 8.........................................      5.85     06-01-19     2,000,411
                                                                                                         ----------
                                                                                                         67,640,960
                                                                                                         ----------

             EDUCATION (2.9%):
             ------------------------------------------------------------------------------------------------------

  $ 1,000    Minnesota Higher Education Augsburg College Series 4F1...........      6.25%    05-01-23    $1,009,580
    4,000    Minnesota Higher Education Carleton College......................      5.75     11-01-12     4,086,440
    1,250    Minnesota Higher Education Facilities Revenue-Hamline............      6.00     10-01-12     1,271,050
    1,000    Minnesota Higher Education Facilities Revenue-Hamline............      6.00     10-01-16     1,010,460
    1,000    Minnesota Higher Education St. Benedicts College.................      6.20     03-01-16     1,016,650
    1,000    Minnesota Higher Education St. Thomas University Series R2.......      5.60     09-01-14     1,000,600
    1,540    St. Paul HRA St. Paul Academy Series 1993 .......................      5.45     10-01-23     1,449,171
    2,000    University of Minnesota Series A.................................      5.50(l)  07-01-21     1,958,640
                                                                                                         ----------
                                                                                                         12,802,591
                                                                                                         ----------

             CERTIFICATES OF PARTICIPATION (0.4%):
             ------------------------------------------------------------------------------------------------------

    1,764    West St. Paul Commercial Mortgage (K-Mart Lessee)................      7.00 (j) 11-01-07     1,814,742
                                                                                                        -----------

             OTHER REVENUE (1.7%):
             ------------------------------------------------------------------------------------------------------

    5,750    Minneapolis Community Development Agency Zero Coupon
                (MBIA Insured)................................................    6.70(g)    09-01-09     2,977,350
      855    Minneapolis Community Development Agency Common Bond Fund........    7.95       12-01-11       923,981
      795    Minneapolis Community Development Agency Common Bond Fund........    7.40       12-01-21       833,772
      510    Minneapolis Community Development Agency Common Bond Fund
                1991-4 Opportunity Workshop Project...........................    7.13       12-01-05       547,011
    1,000    Seaway Port Authority Rfdg. Series 93A for Cargill, Inc..........    5.75       12-01-16       975,650
    1,120    St. Louis Park Refunding Revenue G & K Partner, Methodist
                Hospital Guaranteed...........................................    7.25       06-01-13     1,189,866
                                                                                                          ---------
                                                                                                          7,447,630
                                                                                                          ---------


             TOTAL INVESTMENTS IN SECURITIES  (cost: $414,868,560) (f)                                $ 435,206,282
                                                                                                      =============



See accompanying notes to investments in securities.



VOYAGEUR MINNESOTA INSURED FUND
INVESTMENTS IN SECURITIES                                                                         DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE OF EACH INVESTMENT CATEGORY RELATES TO TOTAL NET ASSETS.)
             MINNESOTA MUNICIPAL BONDS (98.2%):
             ESCROWED WITH U.S. GOVERNMENT BONDS (24.2%):
             ------------------------------------------------------------------------------------------------------

  $ 1,065    Brainerd Independent School District #181 (FGIC Insured).........    7.00%      06-01-01   $ 1,170,211
      700    Centennial Independent School District #12 (FSA Insured).........    7.15       02-01-00       756,553
      200    Centennial Independent School District #12 (FSA Insured).........    7.10       02-01-00       215,874
    9,000    Dakota, Washington & Anoka Single Family Housing
                (GNMA Insured)................................................    8.45(e)    09-01-19    12,082,950
   14,115    Dakota & Washington Counties HRA Single Family Mortgage
                Revenue (GNMA Insured)........................................    8.38(e)    09-01-21    19,010,364
      405    Dakota & Washington Counties HRA (MBIA Insured)..................    8.15(e)    09-01-16       520,777
      500    Delano Independent School District #879 (AMBAC Insured)..........    7.25       02-01-01       550,590
    1,060    Duluth EDA Healthcare-Duluth Clinic (AMBAC Insured)..............    6.30       11-01-04     1,165,459
      200    Elk River Independent School District #728 (FSA Insured).........    7.00       02-01-00       214,414
    1,165    Elk River Independent School District #728 (FSA Insured).........    6.30       02-01-02     1,253,598
      450    Lake of the Woods Independent School District #390
                (AMBAC Insured)...............................................    7.35       02-01-99       477,887
    5,935    Maplewood Independent School District #622 (MBIA Insured)........    7.10       02-01-05     6,834,805
   11,525    Maplewood Independent School District #622 (FSA Insured).........    7.10       02-01-05    13,272,305
      760    Minnesota State University System (MBIA Insured).................    7.40       06-30-99       817,023
      510    Mora Series A (AMBAC Insured)....................................    6.85       02-01-10       547,913
      520    South Washington County Independent School District #833
                (FGIC Insured)................................................    6.88       06-01-00       559,213
    5,460    Southern Minnesota Municipal Power Agency (AMBAC Insured)........    5.75       07-01-16     5,529,748
      500    St. Cloud Hospital Facility Revenue (AMBAC Insured)..............    7.00       07-01-01       559,105
      500    St. Cloud Hospital Facility Revenue   (AMBAC Insured)............    6.75       07-01-01       554,075
      250    St. Francis Independent School District #15 (FGIC Insured).......    7.60       02-01-98       258,840
      500    St. Louis Park Methodist Hospital (AMBAC Insured)................    7.25       07-01-00       554,865
      300    St. Louis Park Multifamily Housing Community Housing Service
                Revenue (FHA Insured).........................................    7.38       06-01-97       310,101
    2,550    St. Michael-Albertville Independent School District
                (AMBAC Insured)...............................................    7.25       02-01-98     2,626,500
    1,000    Stillwater Independent School District #834 (FGIC Insured).......    6.75       02-01-99     1,047,170
      500    Warroad Independent School District #690 (AMBAC Insured).........    6.85       02-01-00       534,940
      500    Washington County HRA  Jail Facilities (MBIA Insured)............    7.00       02-01-02       553,690
    2,000    Western Minnesota Municipal Power Agency, Escrowed to Maturity...    6.60       01-01-10     2,239,840
      530    Western Minnesota Municipal Power Agency (MBIA Insured)..........    9.75       01-01-16       793,346
    1,000    Wright County (FSA Insured)......................................    7.20(e)    12-01-99     1,077,160
                                                                                                         ----------
                                                                                                         76,089,316
                                                                                                         ----------

             GENERAL OBLIGATION (32.2%):
             ------------------------------------------------------------------------------------------------------

    1,575    Alexandria Independent School District #206 (MBIA Insured).......    6.30       02-01-11     1,669,154
    1,675    Alexandria Independent School District #206 (MBIA Insured).......    6.30       02-01-12     1,770,659
    1,775    Alexandria Independent School District #206 (MBIA Insured).......    6.30       02-01-13     1,874,009
    1,030    Anoka-Hennepin Independent School District #11 Series C
                (FGIC Insured)................................................    5.00%      02-01-09     1,008,957
    1,000    Anoka-Hennepin Independent School District #11 Series C
                (FGIC Insured)................................................    5.10       02-01-11       977,390
    8,045    Anoka County (FGIC Insured)......................................    5.90       02-01-11     8,281,925
      500    Becker Wastewater Treatment Facility Series A (MBIA Insured).....    5.95       02-01-14       513,305
    6,300    Becker (MBIA Insured) ...........................................    6.25(e)    08-01-15     6,604,920
    2,000    Big Lake Independent School District #727 (AMBAC Insured)........    5.70       02-01-13     2,019,600
    1,030    Buffalo Independent School District #887 (FSA Insured)...........    6.10       02-01-15     1,069,274
      515    Carver County HRA Jail Facility (MBIA Insured)...................    6.40       02-01-10       544,082
      550    Carver County HRA Jail Facility (MBIA Insured)...................    6.40       02-01-11       580,558
      585    Carver County HRA Jail Facility (MBIA Insured)...................    6.40       02-01-12       616,169
      625    Carver County HRA Jail Facility (MBIA Insured)...................    6.40       02-01-13       657,594
      670    Carver County HRA Jail Facility (MBIA Insured)...................    6.40       02-01-14       704,177
      545    Cass Lake Independent School District #115 (FSA Insured).........    5.00       02-01-16       515,499
    1,135    Dakota County (AMBAC Insured)....................................    6.40       02-01-08     1,190,331
    1,000    Dakota County (AMBAC Insured)....................................    6.45       02-01-09     1,050,000
    2,500    Dakota County (AMBAC Insured)....................................    6.45       02-01-10     2,625,000
    1,000    Duluth Independent School District #709 Series A (FSA Insured)...    5.20       02-01-11       981,390
    1,125    Eden Prairie Independent School District #272, Inverse Floater
                (MBIA Insured)................................................    5.62(m)    02-01-15     1,049,164
    1,000    Eden Prairie Independent School District #272, Inverse Floater
                (MBIA Insured)................................................    5.62(m)    02-01-14       919,130
    2,500    Eden Prairie Independent School District #272 (FGIC Insured).....    5.85       02-01-13     2,542,550
    4,200    Eden Prairie Independent School District #272 (FGIC Insured).....    5.65       02-01-13     4,237,338
    3,950    Elk River Independent School District #728 Series 92 B
                (AMBAC Insured)...............................................    6.00       02-01-09     4,133,398
      230    Ellendale-Geneva Independent School District #762
                (AMBAC Insured)...............................................    6.00       02-01-10       240,069
      245    Ellendale-Geneva Independent School District #762
                (AMBAC Insured)...............................................    6.00       02-01-11       255,339
      265    Ellendale-Geneva Independent School District #762
                (AMBAC Insured)...............................................    6.00       02-01-12       275,134
      280    Ellendale-Geneva Independent School District #762
                 (AMBAC Insured)..............................................    6.00       02-01-13       290,150
      300    Ellendale-Geneva Independent School District #762
                (AMBAC Insured)...............................................    6.00       02-01-14       310,293
      320    Ellendale-Geneva Independent School District #762
                 (AMBAC Insured)..............................................    6.00       02-01-15       329,642
      850    Farmington Independent School District #192 (MBIA Insured).......    6.80       02-01-11       901,178
    1,800    Hennepin County (MBIA Insured)...................................    5.75       10-01-10     1,857,600
    1,900    Hopkins Independent School District #270 (MBIA Insured)..........    4.80       02-01-10     1,806,007
    2,500    Hopkins Independent School District #270 (MBIA Insured)..........    4.85       02-01-12     2,348,300
    3,875    Hopkins Independent School District #270 (MBIA Insured)..........    4.88       02-01-14     3,607,703
    1,100    Lakeville Independent School District (FGIC Insured).............    5.40       02-01-13     1,086,580
      475    Moorhead Independent School District #152 (AMBAC Insured)........    5.90%      02-01-10       487,383
      505    Moorhead Independent School District #152 (AMBAC Insured)........    5.90       02-01-11       517,236
      540    Moorhead Independent School District #152 (AMBAC Insured)........    5.90       02-01-12       551,497
      575    Moorhead Independent School District #152 (AMBAC Insured)........    6.00       02-01-13       589,680
      750    Mora Series A (AMBAC Insured)....................................    5.13       02-01-11       738,308
      965    North Branch Independent School District #138, Inverse Floater
                (FGIC Insured)................................................    6.37(m)    02-01-11       978,037
      265    Perham Independent School District #549 (FSA Insured)............    5.25       02-01-10       263,259
      295    Perham Independent School District #549 (FSA Insured)............    5.30       02-01-11       292,967
    1,000    Prior Lake Independent School District #719, Inverse Floater
                (FGIC Insured)................................................    5.62(m)    02-01-14       932,590
      500    Roseau Independent School District #682 (AMBAC Insured)..........    7.00       02-01-16       532,500
    1,860    Rosemount Independent School District #196 Zero Coupon
                (FSA Insured).................................................    5.80(g)    04-01-09       984,200
    2,240    Rosemount Independent School District #196 Series B Zero Coupon
                (FSA Insured).................................................    5.85(g)    04-01-10     1,110,794
      625    South St. Paul Independent School District #6 (FGIC Insured).....    6.25       02-01-10       644,800
      500    South St. Paul Independent School District #6 (FGIC Insured).....    6.45       02-01-11       518,355
      300    South St. Paul Independent School District #6 (FGIC Insured).....    6.45       02-01-12       310,584
    1,430    South Washington County Independent School District #833
                (FGIC Insured)................................................    6.13       06-01-09     1,487,071
    2,720    South Washington County Independent School District #833
                (FGIC Insured)................................................    6.13       06-01-11     2,822,571
    2,175    Spring Lake Park Independent School District #16, Inverse Floater
                 (MBIA Insured)...............................................    5.87(m)    02-01-14     2,088,392
    1,000    St. Cloud Independent School District #742  (FGIC Insured).......    6.05       02-01-09     1,049,010
    1,845    St. Francis Independent School District #15 (FGIC Insured).......    5.90       04-01-10     1,914,852
    2,995    Stillwater Independent School District #834 (FGIC Insured).......    5.50       02-01-10     3,007,998
      600    Waconia Independent School District #110 Series A (FSA Insured)..    5.15       02-01-08       600,750
    3,960    Warroad Independent School District #690 (AMBAC Insured).........    5.20       02-01-13     3,893,393
      400    Western Lake Superior Series A (MBIA Insured)....................    6.00(e)    10-01-08       412,000
      425    Western Lake Superior Series A (MBIA Insured)....................    6.10(e)    10-01-09       437,219
      450    Western Lake Superior Series A (MBIA Insured)....................    6.20(e)    10-01-10       464,625
      475    Western Lake Superior Series A (MBIA Insured)....................    6.20(e)    10-01-11       488,656
    7,625    White Bear Lake Independent School District #624 (FSA Insured)...    5.30       02-01-11     7,520,690
    4,100    Willmar Independent School District #347 (AMBAC Insured).........    6.25       02-01-15     4,269,125
                                                                                                        -----------
                                                                                                        101,352,110
                                                                                                        -----------
             UTILITIES (11.9%):
             ------------------------------------------------------------------------------------------------------

    5,250    Bass Brook Pollution Control Revenue for Minnesota
                Power & Light Company (MBIA Insured)..........................    6.00       07-01-22     5,349,960
      500    Marshall Utility Revenue (FSA Insured)...........................    6.45       07-01-10       535,170
      100    Marshall Utility Revenue (FSA Insured)...........................    6.45       07-01-11       106,920
      500    Marshall Utility Revenue (FSA Insured)...........................    6.50       07-01-12       534,545
      500    Marshall Utility Revenue (FSA Insured)...........................    6.50       07-01-13       533,835
      300    Marshall Utility Revenue (FSA Insured)...........................    5.25       01-01-10       296,937
      325    Marshall Utility Revenue (FSA Insured)...........................    5.25       01-01-11       319,940
      735    Moorhead Public Utilities (MBIA Insured).........................    6.25       11-01-12       772,132
    4,200    Northern Minnesota Municipal Power Agency Series B
                (AMBAC Insured)...............................................    5.50%      01-01-18     4,145,946
      700    Northern Municipal Power Agency Electric System Revenue
                (AMBAC Insured)...............................................    5.90       01-01-08       737,905
      750    Shakopee Public Utilities Commission Revenue (AMBAC Insured).....    5.60       08-01-18       745,973
    1,000    Southern Minnesota Municipal Power Agency Revenue
                (MBIA Insured)................................................    4.75       01-01-16       899,230
    1,330    Southern Minnesota Municipal Power Agency (AMBAC Insured)........    5.75       01-01-18     1,337,169
    4,570    Southern Minnesota Municipal Power Agency (FGIC Insured).........    5.75       01-01-18     4,594,632
      750    Southern Minnesota Municipal Power Agency, Inverse Floater
                (FGIC Insured)................................................    6.87(m)    01-01-18       753,503
    2,000    St. Paul Sewer Revenue (AMBAC Insured)...........................    5.60       12-01-08     2,058,980
      300    Western Municipal Power Agency Series A (MBIA Insured)...........    6.88       01-01-09       305,955
    1,025    Western Municipal Power Agency (AMBAC Insured)...................    5.50       01-01-11     1,026,251
    2,000    Western Municipal Power Agency (AMBAC Insured)...................    5.50       01-01-12     1,993,920
   10,490    Western Municipal Power Agency (AMBAC Insured)...................    5.50       01-01-13    10,443,528
                                                                                                         ----------
                                                                                                         37,492,431
                                                                                                         ----------

             INDUSTRIAL (0.5%):
             ------------------------------------------------------------------------------------------------------

    1,500    Minnesota Public Facility Authority Water Pollution Control
                (MBIA Insured)................................................    6.50       03-01-14     1,607,235
                                                                                                        -----------

             HEALTH CARE (18.2%):
             ------------------------------------------------------------------------------------------------------

    1,250    Bloomington Masonic Home Care Center (AMBAC Insured).............    5.90       07-01-09     1,298,025
    1,500    Brainerd Benedictine Health Care Systems (Connie Lee Insured)....    6.00       02-15-12     1,547,445
    2,000    Brainerd Benedictine Health Care Systems(Connie Lee Insured).....    6.00       02-15-20     2,029,180
    1,630    Detroit Lakes Benedictine Health (Connie Lee Insured)............    6.00       02-15-12     1,689,642
    2,135    Detroit Lakes Benedictine Health (Connie Lee Insured)............    6.00       02-15-19     2,180,134
    2,690    Duluth EDA HealthCare-Duluth Clinic (AMBAC Insured) .............    6.30       11-01-22     2,827,109
    1,300    Duluth EDA Health Care Facility Revenue (Connie Lee Insured).....    6.00       02-15-20     1,325,714
    5,000    Duluth EDA HealthCare Revenue, Inverse Floater
                (Connie Lee Insured)..........................................    7.37(m)    02-15-17     5,263,700
    3,335    Duluth St. Luke's Hospital (Connie Lee Insured)..................    6.40       05-01-10     3,553,309
      500    Duluth St. Luke's Hospital (Connie Lee Insured)..................    6.40       05-01-18       526,920
    3,000    Minneapolis Fairview Hospital Series 91B (MBIA Insured)..........    6.50       01-01-11     3,206,220
    3,750    Minneapolis Fairview Hospital Series 93A (MBIA Insured)..........    5.25       11-15-19     3,553,912
    2,370    Minneapolis HRA HealthOne (MBIA Insured).........................    7.40       08-15-11     2,621,813
      600    Minneapolis HRA HealthOne (MBIA Insured).........................    7.40       08-15-05       663,750
   13,240    Minneapolis/Saint Paul Healthspan Series 93A (AMBAC Insured).....    5.00       11-15-13    12,469,167
    1,005    Minneapolis/St. Paul HRA Childrens Hospital (FSA Insured)........    5.70       08-15-16     1,006,518
    1,310    Minneapolis/St. Paul HRA Health Care, Inverse Floater
                (FSA Insured).................................................    6.77(m)    08-15-16     1,318,096
    5,400    Robbinsdale North Memorial Medical (AMBAC Insured)...............    5.50       05-15-23     5,245,992
      435    Robbinsdale Hospital Revenue Series B (AMBAC Insured)............    5.30       05-15-06       440,951
      750    Robbinsdale Hospital Revenue Series B (AMBAC Insured)............    5.30       05-15-07       755,483
      150    Robbinsdale Hospital Revenue Series A (AMBAC Insured)............    5.30       05-15-07       151,097
      400    St. Cloud Hospital Revenue Series C (AMBAC Insured)..............    6.75%      07-01-11       443,260
      145    St. Cloud Nursing Home Revenue Series A (AMBAC Insured)..........    5.35       10-01-16       140,437
    2,500    St. Louis Park Healthcare, Inverse Floater (AMBAC Insured).......    5.77(m)    07-01-23     2,225,525
    1,000    St. Paul Ramsey Medical (AMBAC Insured)..........................    5.50       05-15-13       991,200
                                                                                                         ----------
                                                                                                         57,474,599
                                                                                                         ----------

             HOUSING (10.1%):
             ------------------------------------------------------------------------------------------------------

    3,257    Chaska Waters Edge Multifamily Revenue (GNMA Insured)............    7.30       01-20-30     3,561,823
    6,450    Dakota County HRA Single Family Mortgage Revenue
                (FNMA Insured)................................................    6.70       10-01-17     6,700,002
      200    Dakota, Washington and Stearns Counties HRA Single Family
                 Mortgage Revenue (MBIA Insured)..............................    7.85       12-01-30       211,638
    3,790    Hopkins Multi Family Housing-Auburn Apartments
                (GNMA Insured)................................................    8.05       06-20-31     4,349,669
       80    Minneapolis and St. Paul Housing Finance Board Housing Project
                Phase V (GNMA Collateral) ....................................    8.88(e)    11-01-18        82,404
    1,300    Minneapolis and St. Paul Housing Finance Board Housing Project
                Phase IX (GNMA Collateral)....................................    7.25(e)    08-01-21     1,365,520
      870    Minneapolis and St. Paul Housing Finance Board Housing Project
                Phase IX (GNMA Collateral)....................................    7.30(e)    08-01-31       911,038
      170    Minneapolis and St. Paul Housing Finance Board Single Family
                Mortgage Revenue (GNMA Backed)................................    8.13(e)    12-01-14       179,692
      130    Minneapolis and St. Paul Housing Finance Board Single Family
                Mortgage Revenue (GNMA Backed)................................    8.30       08-01-21       135,958
    2,480    Minnesota Housing Finance Agency Single Family Housing Rental
                (AMBAC Insured)...............................................    5.95       02-01-15     2,502,295
      400    Minnesota Housing Finance Agency Single Family Housing
                Series C (MBIA Insured).......................................    9.00(e)(h) 08-01-18       413,640
      170    Minnesota Housing Finance Agency Single Family Mortgage
                Revenue Series 1988C (MBIA Insured)...........................    8.50(e)(h) 07-01-19       176,718
      330    Minnesota Housing Finance Agency Single Family Mortgage
                Revenue (AMBAC Insured).......................................    7.95(e)    07-01-22       352,117
    1,435    Minnesota Housing Finance Agency Single Family Mortgage
                Revenue (AMBAC Insured).......................................    7.45(e)    07-01-22     1,514,772
      510    Minnesota Housing Finance Agency Single Family Mortgage
                Revenue (AMBAC Insured).......................................    7.05(e)    07-01-22       530,104
       80    Minnesota Housing Finance Agency Single Family Mortgage
                Revenue Series A (FHA Insured)................................    8.38(h)    02-01-15        83,816
      150    Minnesota Housing Finance Agency Single Family Mortgage
                Revenue Series B (MBIA Insured)...............................    7.25(h)    07-01-06       153,006
       65    Minnesota Housing Finance Agency Single Family Mortgage
                Revenue Series A (FHA Insured)................................    8.50(h)    02-01-17        67,062
      500    Minnetonka Multifamily Housing Cedar Hills Project (FHA Insured).    7.50(h)    12-01-27       520,580
      400    Minnetonka Multifamily Housing Cedar Hills Project (FHA Insured).    7.50(h)%   12-01-17       416,732
    4,000    St. Paul HRA Multifamily Housing (FNMA Backed)...................    6.60       10-01-12     4,158,880
    2,410    South St. Paul HRA Single Family Mortgage Series 1993
                (FNMA Insured)................................................    5.75       09-01-20     2,379,128
    1,055    White Bear Lake Multifamily Housing Lake Square (FHA Insured)....    5.88       02-01-15     1,063,735
                                                                                                         ----------
                                                                                                         31,830,329
                                                                                                         ----------

             OTHER REVENUE (0.4%):
             ------------------------------------------------------------------------------------------------------

    1,140    Minneapolis Tax Increment Revenue (MBIA Insured).................    7.00       03-01-03     1,172,775
                                                                                                          ---------


             CERTIFICATES OF PARTICIPATION (0.7%):
             ------------------------------------------------------------------------------------------------------

    2,000    Stearns County HRA Courthouse Project (AMBAC Insured)............    7.00       02-01-11     2,130,000
                                                                                                          ---------




             TOTAL INVESTMENTS IN SECURITIES (cost: $294,856,518) (f)                                   309,148,795
                                                                                                       ============

See accompanying notes to investments in securities.


VOYAGEUR MINNESOTA LIMITED TERM TAX FREE FUND
INVESTMENTS IN SECURITIES (CONTINUED)                                                            DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                       COUPON                    MARKET
    ($000)   NAME OF ISSUER (d)                                                   RATE       MATURITY     VALUE (a)
-------------------------------------------------------------------------------------------------------------------

             (PERCENTAGE OF EACH INVESTMENT CATEGORY RELATES TO TOTAL NET ASSETS.)
             MINNESOTA MUNICIPAL BONDS (101.4%):
             ESCROWED WITH U.S. GOVERNMENT BONDS (51.2%):
             ------------------------------------------------------------------------------------------------------

   $1,205    Austin Independent School District #492 (MBIA Insured)...........    6.88%      02-01-01    $1,307,027
    3,015    Braham Independent School District #314 (AMBAC Insured)..........    6.30       02-01-01     3,214,653
      250    Duluth EDA St. Mary's Hospital...................................    7.80       02-15-97       251,107
      250    Duluth EDA St. Mary's Hospital...................................    7.90       02-15-98       260,092
      150    Duluth EDA St. Mary's Hospital...................................    7.90       02-15-99       160,794
      615    Eden Valley Watkins Independent School District #463
                (FSA Insured).................................................    6.60       02-01-02       670,030
      250    Eden Valley Watkins Independent School District #463
                 (FSA Insured)................................................    6.55       02-01-02       271,810
    2,570    Mankato Independent School District #77  (FSA Insured)...........    6.35       02-01-02     2,762,801
    1,410    Minneapolis Series C ............................................    6.70       03-01-02(c)  1,549,787
      400    Minneapolis/Saint Paul HealthOne Series C........................    7.45       08-15-99       430,852
      325    Minneapolis/Saint Paul HealthOne Series B........................    7.55       08-15-00       358,680
    4,000    Minnesota State..................................................    6.25       08-01-02     4,337,200
      800    Olmsted County...................................................    6.85       02-01-01       871,648
      900    Olmsted County...................................................    6.90       02-01-01       982,260
      950    Olmsted County...................................................    6.95       02-01-01     1,038,587
    1,500    Rush City Independent School District #139 (AMBAC Insured).......    6.30       02-01-01     1,599,330
    2,740    St. Cloud Hospital Facility Revenue (AMBAC Insured)..............    7.00       07-01-01     3,063,895
    3,500    St. Louis Park Methodist Hospital (AMBAC Insured)................    7.25       07-01-00     3,884,055
    3,000    Waconia Independent School District #110 (FGIC Insured)..........    6.40       02-01-00     3,165,120
    4,000    Washington County Jail (MBIA Insured)............................    7.00       02-01-02     4,429,520
                                                                                                         ----------
                                                                                                         34,609,248
                                                                                                         ----------

             GENERAL OBLIGATION (3.7%):
             ------------------------------------------------------------------------------------------------------

    1,000    Eden Prairie Independent School District #272....................    5.25       02-01-02     1,029,970
    1,175    Olmsted County Resource Recovery Series A........................    5.90       02-01-05     1,229,273
      225    Western Lake Superior Sanitation District........................    6.10       10-01-00       230,891
                                                                                                         ----------
                                                                                                          2,490,134
                                                                                                         ----------
             UTILITIES (5.2%):
             ------------------------------------------------------------------------------------------------------

    2,500    Eveleth IDR for Minnesota Power & Light Company..................    6.13       01-01-04     2,623,550
      860    Northern Minnesota Municipal Power Agency........................    7.20       01-01-99       905,812
                                                                                                         ----------
                                                                                                          3,529,362
                                                                                                         ----------
             INDUSTRIAL (16.6%):
             ------------------------------------------------------------------------------------------------------

    1,000    Brooklyn Center CDR Brookdale Association (NWNL Guaranteed)......    5.70       06-01-01     1,000,900
      260    Duluth Gross Revenue Bond-Duluth Entertainment Project...........    5.75       12-01-97       262,002
      275    Duluth Gross Revenue Bond-Duluth Entertainment Project...........    6.00       12-01-98       279,502
    1,250    Duluth Gross Revenue Bond-Duluth Entertainment Project...........    7.00       12-01-03     1,345,263
      250    Duluth Gross Revenue Rec. Facility Duluth Entertainment..........    7.30       12-01-06       273,827
    3,520    Metropolitan Council HHH Metrodome Sports Facility Revenue 1992      6.00       10-01-09     3,615,955
    1,720    Minnesota Public Facilities Authority Revenue Series A...........    6.55       03-01-03     1,874,508
      300    St. Paul HRA Minnesota Public Radio, (LOC: First Bank)...........    6.40%      06-01-98       308,541
      100    St. Paul HRA Minnesota Public Radio, (LOC: First Bank)...........    6.60       06-01-99       104,843
    2,000    St. Paul Minnesota CDR Fort Rd Medical (Asset Guaranty)..........    7.50       09-01-02     2,124,580
                                                                                                         ----------
                                                                                                         11,189,921
                                                                                                         ----------
             HEALTH CARE (9.2%):
             ------------------------------------------------------------------------------------------------------

      100    Fergus Falls Health Care Facility Broer Memorial Home Project....    6.20       11-01-05       100,124
      200    Fergus Falls Health Care Facility Broer Memorial Home Project....    6.30       11-01-06       200,268
      200    Fergus Falls Health Care Facility Broer Memorial Home Project....    6.40       11-01-07       200,932
      240    Fergus Falls Health Care Facility Broer Memorial Home Project....    6.60       11-01-09       240,485
      260    Fergus Falls Health Care Facility Broer Memorial Home Project....    6.70       11-01-10       261,638
    1,000    Maplewood Healthcare Facility Healtheast.........................    5.70       11-15-02     1,003,670
    2,200    Maplewood Healthcare Facility Healtheast.........................    5.95       11-15-06     2,214,058
      905    Minneapolis Health Care Facility Jones-Harrison Project..........    8.35       09-01-21       978,359
      200    Rochester Nursing Home & Multifamily Housing Revenue Samaritan
                 Bethany, Inc.................................................    5.60       05-01-02       199,854
      250    Rochester Nursing Home & Multifamily Housing Revenue Samaritan
                Bethany, Inc..................................................    5.85       05-01-03       251,120
      300    Rochester Nursing Home & Multifamily Housing Revenue Samaritan
                Bethany, Inc..................................................    6.00       05-01-04       301,734
      250    Rochester Nursing Home & Multifamily Housing Revenue Samaritan
                Bethany, Inc..................................................    6.10       05-01-05       251,440
                                                                                                          ---------
                                                                                                          6,203,682
                                                                                                          ---------
             HOUSING (1.3%):
             ------------------------------------------------------------------------------------------------------

      580    Burnsville Multifamily Housing Revenue Burnsville Apts Project,
                (LOC: TCF)....................................................    7.00       09-01-99(c)    585,800
      215    Mankato Multifamily Housing Hi Hills (Asset Guaranty)............    7.75       10-01-97(c)    215,720
       70    Minnesota HFA Single Family Mortgage Revenue Series C............    6.30       01-01-99        72,086
                                                                                                            -------
                                                                                                            873,606
                                                                                                            -------

             EDUCATION (8.3%):
             ------------------------------------------------------------------------------------------------------

    3,700    Minnesota Higher Education Facility Authority Augsburg
                Series 4F2....................................................    5.75       05-01-16     3,738,628
      495    Minnesota Higher Education Facility Authority Hamline............    5.35       10-01-04       500,298
    1,400    University of Minnesota .........................................    4.80       08-15-03     1,401,750
                                                                                                          ---------
                                                                                                          5,640,676
                                                                                                          ---------

             CERTIFICATES OF PARTICIPATION (3.7%):
             ------------------------------------------------------------------------------------------------------

      245    Beltrami County Housing and Redevelopment Authority Revenue......    5.60       02-01-05       243,922
      315    Beltrami County Housing and Redevelopment Authority Revenue......    5.70       02-01-06       313,488
      335    Beltrami County Housing and Redevelopment Authority Revenue......    5.80       02-01-07       334,377
      355    Beltrami County Housing and Redevelopment Authority Revenue......    5.90       02-01-08       354,297
      380    Beltrami County Housing and Redevelopment Authority Revenue .....    6.00%      02-01-09       378,241
      405    Beltrami County Housing and Redevelopment Authority Revenue......    6.00       02-01-10       400,148
      430    Beltrami County Housing and Redevelopment Authority Revenue......    6.10       02-01-11       426,139
       32    Red Wing Pottery Project.........................................    7.75(k)    12-15-97        31,882
                                                                                                          ---------
                                                                                                          2,482,494
                                                                                                          ---------
             OTHER REVENUE (2.2%):
             ------------------------------------------------------------------------------------------------------

      225    Minneapolis CDA - Common Bond Fund...............................    7.90       06-01-97       228,001
    1,185    Richfield Shoppes CDR-Richfield Shoppes Project..................    7.50(b)    10-01-04     1,254,619
                                                                                                          ---------
                                                                                                          1,482,620
                                                                                                          ---------


             TOTAL INVESTMENTS IN SECURITIES (cost: $66,062,034) (f)                                    $68,501,743
                                                                                                        ===========

See accompanying notes to investments in securities.



VOYAGEUR MINNESOTA HIGH YIELD FUND
VOYAGEUR MINNESOTA TAX FREE FUND
VOYAGEUR MINNESOTA INSURED FUND
VOYAGEUR MINNESOTA LIMITED TERM TAX FREE FUND
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------


(a) Securities are valued by procedures described in note 1 to the financial statements.
(b) These securities have been identified by portfolio management as illiquid. The total of such securities is equal to 6.0%, 1.2% and 1.9% of total net assets for Minnesota High Yield Fund, Minnesota Tax Free Fund and Minnesota Limited Term Tax Free Fund, respectively. Such determinations are reviewed from time to time by Fund management and are subject to change.
(c) The maturity date for this issue represents a mandatory put or date on which, in the opinion of the Fund's investment advisor, the issue is likely to be called.
(d) Investments in bonds, by rating category (unaudited) as a percentage of total bonds, are as follows:

                                                                                          Non-
                                                                                       investment  Non-
                                                  Aaa/AAA    Aa/AA     A/A    Baa/BBB    grade     rated   Total
                                                  -------    -----     ---    -------    -----     -----   -----
         Minnesota High Yield Fund.............      9%        7%      16%      17%        10%      41%    100%
         Minnesota Tax Free Fund...............     54%       12%      15%       9%       --        10%    100%
         Minnesota Insured Fund ...............     99%        1%     --       --         --       --      100%
         Minnesota Limited Term Tax Free Fund..     53%       10%       9%      18%       --        10%    100%

(e) These securities are subject to the Alternative Minimum Tax. As of December 31, 1996, the aggregate market value of securities subject to the Alternative Minimum Tax is equal to 14.8% of total net assets for Minnesota Insured Fund and 13.6% of total net assets for Minnesota High Yield Fund.
(f) Also represents the cost of securities for federal income tax purposes for Minnesota High Yield Fund, Minnesota Tax Free Fund and Minnesota Limited Term Tax Free Fund. The cost of securities for federal income tax purposes for Minnesota Insured Fund is $295,300,017. The aggregate gross unrealized appreciation and depreciation in securities based on these costs are as follows:

                                                              Gross               Gross              Net
                                                           Unrealized          Unrealized        Unrealized
                                                          Appreciation        Depreciation      Appreciation
                                                          ------------        ------------      ------------
         Minnesota High Yield Fund...................         $104,091         $(15,230)            $88,861
         Minnesota Tax Free Fund.....................      $20,707,905        $(370,183)        $20,337,722
         Minnesota Insured Fund......................      $14,143,863        $(295,085)        $13,848,778
         Minnesota Limited Term Tax Free Fund........       $2,459,629         $(19,950)        $ 2,439,709

(g) The interest rate disclosed for zero coupon issues represents the effective yield on the date of acquisition.
(h)   Identifies issue covered under portfolio insurance purchased by the Fund.
(i) At December 31, 1996 the principal amount of issue in default amounted to $1,000,000 for Minnesota Tax Free Fund and is equal to .2% of the Fund's total net assets. However, this issue is in default as to the timely receipt of principal but is current as to interest including interest at the stated rate since the maturity dates. This issue is considered illiquid and is being valued based on procedures selected in good faith by the Board of Directors.
(j) Minnesota Tax Free Fund entered into the following restricted security transactions: on September 2, 1986, the Fund purchased $2,148,650 of original par of West St. Paul Commercial Mortgage (K-Mart) with a cost basis of $1,891,822, and on April 20, 1994, the Fund purchased $2,200,000 par of Richfield Commercial Development Revenue for Richfield Shoppes with a cost basis of $2,200,000. These private placements are considered illiquid and are equal to .96% of total net assets.
(k) Minnesota Limited Term Tax Free Fund entered into the following restricted security transaction: on October 2, 1985 the Fund purchased $165,531 of original par of Red Wing Pottery Project with a par value and cost basis of $31,882 as of December 31, 1996. This private placement is considered illiquid and is equal to .05% of the Fund's total net assets.
(l) At December 31, 1996, the cost of securities purchased on a when issued basis was $678,716 for Minnesota High Yield Fund and $1,952,660 for Minnesota Tax Free Fund.
(m) Inverse floater, represents a security that pays interest at rates that increase (decrease) with a decline (increase) in a general money market index. Interest rate disclosed is the rate in effect on December 31, 1996. As of December 31, 1996, the total of such securities is equal to 5.1% and 4.9% of total net assets for Minnesota Tax Free Fund and Minnesota Insured Fund, respectively. Inverse floaters are considered illiquid securities.



FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------


Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the year ended December 31, 1996 shown below. Exempt interest dividends are exempt from federal income tax and should not be included in shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local purposes. In January 1997, the Fund separately provided each shareholder with tax information for calendar year 1996.

                                                                          VOYAGEUR MINNESOTA HIGH YIELD FUND
                                                                  ---------------------------------------------------
                                                                      PER CLASS       PER CLASS        PER CLASS
                                                                        A SHARE        B SHARE          C SHARE
                                                                  ---------------- ---------------- -----------------
                                                                     PERIOD FROM     PERIOD FROM      PERIOD FROM
                                                                    JUNE 4, 1996    JUNE 12, 1996    JUNE 7, 1996
                                                                   TO DECEMBER 31, TO DECEMBER 31,  TO DECEMBER 31,
                                                                         1996           1996             1996
                                                                  ---------------- ---------------- -----------------

Net investment income distributions (none qualifying for
     corporate dividend received deduction)......................      $.3508          $.2926           $.2976
                                                                       ======          ======           ======

                                                                         VOYAGEUR MINNESOTA TAX FREE FUND
                                                                  ---------------------------------------------------
                                                                      PER CLASS       PER CLASS        PER CLASS
                                                                       A SHARE         B SHARE          C SHARE
                                                                  ---------------- ---------------- -----------------
                                                                         YEAR           YEAR            YEAR
                                                                         ENDED          ENDED           ENDED
                                                                      DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                          1996           1996            1996
                                                                  ---------------- ---------------- -----------------

Net investment income distributions (none qualifying for
     corporate dividend received deduction)......................       $.6292         $.5596          $.5370
                                                                        ======         ======          ======

                                                                            VOYAGEUR MINNESOTA INSURED FUND
                                                                  ---------------------------------------------------
                                                                     PER CLASS       PER CLASS        PER CLASS
                                                                      A SHARE         B SHARE          C SHARE
                                                                 ---------------- ---------------- -----------------
                                                                         YEAR           YEAR            YEAR
                                                                         ENDED          ENDED           ENDED
                                                                      DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                          1996          1996             1996
                                                                  ---------------- ---------------- -----------------
Net investment income distributions (none qualifying for
     corporate dividend received deduction)......................       $.5151         $.4503          $.4363
                                                                        ======         ======          ======

                                                                   VOYAGEUR MINNESOTA LIMITED TERM TAX FREE FUND
                                                                 ---------------------------------------------------
                                                                    PER CLASS        PER CLASS        PER CLASS
                                                                     A SHARE          B SHARE          C SHARE
                                                                 ---------------- ---------------- -----------------
                                                                        YEAR           YEAR            YEAR
                                                                        ENDED          ENDED           ENDED
                                                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                        1996           1996            1996
                                                                  ---------------- ---------------- -----------------
Net investment income distributions (none qualifying for
     corproate dividend received deduction)......................       $.5125         $.4449          $.4301
                                                                        ======         ======          ======



For federal income tax purposes, 100.00%, 99.54%, 99.82%, and 99.98% of the above net investment income distributions for Voyageur Minnesota High Yield Fund, Voyageur Minnesota Tax Free Fund, Voyageur Minnesota Insured Fund and Voyageur Minnesota Limited Term Tax Free Fund, respectively, were derived from interest exempt from federal income tax.


VOY-MNAR 3/97